UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period:  May 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Long/Short Equity Fund
(formerly the Convergence Core Plus Fund)
Convergence Opportunities Fund
Convergence Market Neutral Fund

May 31, 2019

Investment Adviser

Convergence Investment Partners, LLC
3801 PGA Boulevard
Suite 1001
Palm Beach Gardens, Florida 33410

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	9

CONVERGENCE LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS	18

SCHEDULE OF SECURITIES SOLD SHORT	25

CONVERGENCE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	33

SCHEDULE OF SECURITIES SOLD SHORT	40

CONVERGENCE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS	47

SCHEDULE OF SECURITIES SOLD SHORT	54

STATEMENTS OF ASSETS AND LIABILITIES	62

STATEMENTS OF OPERATIONS	63

STATEMENTS OF CHANGES IN NET ASSETS

CONVERGENCE LONG/SHORT EQUITY FUND	64

CONVERGENCE OPPORTUNITIES FUND	65

CONVERGENCE MARKET NEUTRAL FUND	66

STATEMENTS OF CASH FLOWS	68

FINANCIAL HIGHLIGHTS

CONVERGENCE LONG/SHORT EQUITY FUND	70

CONVERGENCE OPPORTUNITIES FUND	72

CONVERGENCE MARKET NEUTRAL FUND	74

NOTES TO FINANCIAL STATEMENTS	76

NOTICE OF PRIVACY POLICY & PRACTICES	89

ADDITIONAL INFORMATION	90

Convergence Investment Partners
2019 Semi-Annual Shareholder Report

Convergence Long/Short Equity Fund (MARNX)
Convergence Opportunities Fund (CIPOX)
Convergence Market Neutral Fund (CPMNX)

Shareholder Letter (Unaudited)

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Long/Short Equity Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund for the six-month period ended May 31, 2019.  We have been managing our U.S. larger cap Convergence Long/Short Equity Fund, incepted December 29, 2009, for over nine years.  Additionally, we have now managed our smaller cap focused Convergence Opportunities Fund for over five years.  Finally, our youngest fund, the Convergence Market Neutral Fund, has just passed its three-year anniversary at the end of January 2019.  All our funds employ the Convergence systematic long/short investment approach which seeks to benefit from fundamentally strong companies outperforming their weak fundamental counterparts. Over the long term, our funds strive for strong total returns with the potential for downside risk mitigation through an active short.  We manage all our mutual funds with the philosophy that over the long term, strong “fundamentals” outperform weak “fundamentals.”  Moreover, our funds all utilize the Convergence proprietary stock ranking process which analyzes the domestic investment universe and helps to identify, quantify and rank strong and weak fundamentals.

Our long-term investors know that we utilize numerous factors grouped into factor composites, like Traditional Value and Accelerating Sales.  We monitor the performance of these composites to learn what the market is rewarding or punishing.  Over the six months ended May 31, 2019, we see that much of the positive spread or differentiation in stocks has been a combination of strong price momentum, historical earnings and cash flow growth, and capital discipline.  Conversely, there was negative contribution from fundamental tilts to valuation, lower risk companies, and financial statement quality (accruals).  This demonstrates the benefit of the fundamental factor diversification that we employ at Convergence. While it is unlikely for all fundamental tilts to generate a positive spread in short time periods, we believe these fundamental spreads, based on sound economic principles, can help produce real wealth for investors over time as they provide complimentary attributes.  We remain steadfast to our philosophy that strong fundamentals win in the long run.

Digging a bit deeper into the performance over the past six months, all of the funds underperformed their benchmarks.  Since Christmas Eve 2018 through mid- to late-April 2019, many of the usual heuristics that rational market participants employ in stock selection have been out of favor: valuation, quality and leverage, for example.  This environment of inverted fundamentals is always challenging for investors like Convergence who focus on fundamentally strong companies for investment.  All three of our funds had negative long-short spread over the trailing 6-month periods.  Over the trailing 6 months, for all of the funds, the longs and shorts both contributed negatively to the long-short spread.

Our research shows that historically periods of “fundamental inversion” do occur and tend to be short lived, typically 2-4 months.  As we neared the end of April, we began to see increasing evidence that this period of fundamental inversion was coming to an end.  Looking back over Convergence Investment Partners’ 15 years, our research shows that when the fundamental rubber band gets stretched too far, it tends to snap back meaningfully. We saw a strong close to May for all three funds and look forward to the coming 6 to 12 months.

At Convergence, we never expect our funds to outperform in every time period.  We do, however, firmly believe that investment decisions based on a sound and logical philosophy paired with a long-term approach can deliver superior results.  Buying reasonably valued stocks with strong earnings and sales growth, while shorting unprofitable stocks with wild valuations, seems like a recipe for success to us at Convergence.

Convergence Long/Short Equity Fund Performance

The objective of the Convergence Long/Short Equity Fund is to seek long-term capital growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of larger cap domestic companies primarily with medium and large market capitalizations. The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 50% to 100% of the Fund’s total assets. Under normal market conditions, the Fund’s long positions may range from approximately 90% to 150% of the Fund’s total assets and its short positions may range from approximately 20% to 70% of the Fund’s total assets. In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

In the six-month period ended May 31, 2019, the Convergence Long/Short Equity Fund returned -6.03%, versus the Russell 3000® Total Return Index at 0.60%.  The Convergence Long/Short Equity Fund has advanced cumulatively 190.08% net of fees from December 29, 2009 (its inception) through May 31, 2019, versus the Russell 3000® Total Return Index at 195.10%.

Average Annual Total Returns (net of fees)

			Annualized
	One			Three	Five	Since
Through May 31, 2019	Month	YTD	Year	Year	Year	Inception
Convergence Long/Short Equity
Institutional Class (MARNX)	-4.93%	1.43%	-4.69%	10.07%	6.58%	11.97%
Russell 3000® Total Return	-6.47%	10.92%	2.50%	11.55%	9.25%	12.17%

			Annualized
			One	Three	Five	Since
Through March 31, 2019	Quarter	YTD	Year	Year	Year	Inception
Convergence Long/Short Equity
Institutional Class (MARNX)	3.78%	3.78%	2.06%	10.43%	8.07%	12.48%
Russell 3000® Total Return	14.04%	14.04%	8.77%	13.48%	10.36%	12.75%

Institutional Class inception = 12/29/2009

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.20%, the Expense Ratio net of dividends on short positions is 1.27%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excluded Expenses”) do not exceed 1.50% of the average net assets for the Institutional Class of the Fund through at least November 1, 2020.

Periods less than 12 months are not annualized.

Convergence Opportunities Fund Performance

The objective of the Convergence Opportunities Fund is to seek long-term capital growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of domestic companies primarily with small and medium market capitalizations.  The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 50% to 100% of the Fund’s total assets.  Under normal market conditions, the Fund’s long positions may range from approximately 90% to 150% of the Fund’s total assets and its short positions may range from approximately 20% to 70% of the Fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

In the six-month period ended May 31, 2019, the Convergence Opportunities Fund returned -9.79%, versus the Russell 2000® Total Return Index at -3.72%.  From inception November 29, 2013, through May 31, 2019, the Convergence Opportunities Fund was up 18.34% cumulatively net of fees, while the Russell 2000® Total Return Index was up 38.25% cumulatively over the same period.

Average Annual Total Returns (net of fees)

			Annualized
	One		One	Three	Five	Since
Through May 31, 2019	Month	YTD	Year	Year	Year	Inception
Convergence Opportunities
Institutional Class (CIPOX)	-6.45%	1.28%	-13.40%	3.95%	3.05%	3.11%
Russell 2000® Total Return	-7.78%	9.26%	-9.04%	9.75%	6.71%	6.06%

			Annualized
			One	Three	Five	Since
Through March 31, 2019	Quarter	YTD	Year	Year	Year	Inception
Convergence Opportunities
Institutional Class (CIPOX)	6.78%	6.78%	-7.85%	5.40%	4.35%	4.24%
Russell 2000® Total Return	14.58%	14.58%	2.05%	12.92%	7.05%	7.21%

Institutional Class inception = 11/29/2013

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.73%, the Net Expense Ratio is 2.71%*, and the Net Expense Ratio excluding dividends and interest expenses and short positions is 1.50%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of Excluded Expenses) do not exceed 1.50% of the average net assets for the Institutional Class of the Fund through at least November 1, 2020.

*The Net Expense Ratio is applicable to investors.

Periods less than 12 months are not annualized.

Convergence Market Neutral Fund Performance

The Convergence Market Neutral Fund’s objective is to seek positive absolute returns.  The Market Neutral Fund is intended to produce returns uncorrelated to the stock market, aiding diversification while striving to improve risk adjusted returns.  The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price).  The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle.  The Fund focuses primarily on companies with medium and large market capitalizations. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 0% to 30% of the Fund’s total assets.  Under normal market conditions, the Fund’s long positions may range from approximately 70% to 125% of the Fund’s total assets and its short positions may range from approximately 60% to 100% of the Fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness (and unattractiveness) of the companies within each industry group.

In the six-month period ended May 31, 2019, the Convergence Market Neutral Fund returned -6.81%, versus the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at 1.20% and the S&P 500 Total Return Index at 0.74%.  The Convergence Market Neutral Fund was up cumulatively 5.22% net of fees from its January 29, 2016, inception through May 31, 2019, while the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index was up cumulatively 4.13% over the same period.

Average Annual Total Returns (net of fees)

			Annualized
	One		One	Three	Since
Through May 31, 2019	Month	YTD	Year	Year	Inception
Convergence Market Neutral
Institutional Class (CPMNX)	-0.38%	-6.49%	-5.97%	3.10%	1.54%
ICE BofA Merrill Lynch
3-Month U.S. Treasury Bill	0.23%	1.02%	2.26%	1.32%	1.22%
S&P 500 TR	-6.35%	10.74%	3.78%	11.72%	13.36%

			Annualized
			One	Three	Since
Through March 31, 2019	Quarter	YTD	Year	Year	Inception
Convergence Market Neutral
Institutional Class (CPMNX)	-5.51%	-5.51%	-3.35%	2.17%	1.95%
ICE BofA Merrill Lynch
3-Month U.S. Treasury Bill	0.60%	0.60%	2.12%	1.19%	1.15%
S&P 500 TR	13.65%	13.65%	9.50%	13.51%	15.05%

Fund inception = 1/29/2016

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund is 2.63%, the Net Expense Ratio is 2.70%* and the Net Expense Ratio excluding dividends and interest expenses on short positions is 1.50%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of Excluded Expenses) for the Fund does not exceed 1.50% of the average net assets for the Institutional Class of the Fund through at least November 1, 2020.

*The Net Expense Ratio is applicable to investors.

Periods less than 12 months are not annualized.

The Convergence fundamental stock picking methodology is geared toward long holdings with strong cash flow, earnings, profits and other desirable financial characteristics. And we strive to achieve these favorable portfolio statistics while never overpaying in terms of valuation. Our research has shown that, over time, companies with these ingredients have rewarded investors, as the portfolio statistics are signs of healthy and growing companies with competitively strong business models. The Convergence process separately seeks to identify companies with weak or declining fundamentals, and our research has shown this to be effective in sourcing alpha from shorting.

In closing, as we always say, stay fundamental.

Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Disclosures

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro and medium capitalization companies involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. The Funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Diversification does not assure a profit nor protect against loss in a declining market.

The Funds are distributed by Quasar Distributors, LLC.

Alpha – The excess return of an investment relative to the return of a benchmark index is the investment’s alpha.

Correlation – A statistical measure that quantifies the degree to which two securities move in relation to each other. Correlations are used in advanced portfolio management and have a value that must fall between -1 and 1.

Long Short Spread – The long-short spread is the return of the portfolio’s holdings in the long minus the return of the portfolio’s short holdings. It provides insight into the efficacy of returns of the portfolio’s long versus short holdings.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index. The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. The S&P 500 Total Return Index is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ and assumes that any cash distributions, such as dividends, are reinvested back into the index. You cannot invest directly in an index. The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18 – 5/31/19).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Long/Short Equity Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual**	$1,000.00	$ 939.70	$10.45
Hypothetical (5% return
before expenses)***	$1,000.00	$1,014.16	$10.85

*
Expenses are equal to the Fund’s annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.29%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.24.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.49.

	Convergence Opportunities Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual**	$1,000.00	$ 902.10	$13.28
Hypothetical (5% return
before expenses)***	$1,000.00	$1,010.97	$14.04

*
Expenses are equal to the Fund’s annualized expense ratio of 2.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.11.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.54.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual**	$1,000.00	$ 931.90	$13.53
Hypothetical (5% return
before expenses)***	$1,000.00	$1,010.92	$14.09

*
Expenses are equal to the Fund’s annualized expense ratio of 2.81%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.22.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.54.

CONVERGENCE LONG/SHORT EQUITY FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment proposes) in long and short positions in equity securities of domestic companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with medium and large market capitalizations to be those that comprise the upper half of the Russell 3000® Total Return Index. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE LONG/SHORT EQUITY FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2019

		Russell 3000®
	Institutional	Total Return
	Class Shares	Index
One Year	-4.69%	2.50%
Three Year	10.07%	11.55%
Five Year	6.58%	9.25%
Since Inception (12/29/09)	11.97%	12.17%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000® Total Return Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2019

		Russell 2000®
	Institutional	Total Return
	Class Shares	Index
One Year	-13.40%	-9.04%
Three Year	3.95%	9.75%
Five Year	3.05%	6.71%
Since Inception (11/29/13)	3.11%	6.06%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000® Total Return Index is a subset of the Russell 3000® Total Return Index.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2019

		ICE BofA
		Merrill Lynch
		3-Month
	Institutional	U.S. Treasury
	Class Shares	Bill Index
One Year	-5.97%	2.26%
Three Year	3.10%	1.32%
Since Inception (1/29/16)	1.54%	1.22%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS* 130.02%

Administrative and Support Services 2.36%
ABM Industries, Inc.	9,750	$353,438
ManpowerGroup, Inc.	4,339	371,071
PayPal Holdings, Inc. (a)	13,656	1,498,746
		2,223,255

Air Transportation 0.88%
United Continental Holdings, Inc. (a)	10,692	830,234

Ambulatory Health Care Services 0.86%
Medpace Holdings, Inc. (a)(b)	15,054	812,615

Amusement, Gambling, and Recreation Industries 1.28%
Planet Fitness, Inc. – Class A (a)	7,985	610,613
SeaWorld Entertainment, Inc. (a)	18,509	592,288
		1,202,901

Apparel Manufacturing 0.46%
Lululemon Athletica, Inc. (a)	2,598	430,203

Beverage and Tobacco Product Manufacturing 2.29%
Coca-Cola Co.	20,612	1,012,668
Coca-Cola Consolidated, Inc.	3,780	1,141,597
		2,154,265

Broadcasting (except Internet) 4.58%
AMC Networks, Inc. – Class A (a)	21,830	1,151,969
Comcast Corp. – Class A	33,054	1,355,214
Sinclair Broadcast Group, Inc. – Class A	33,656	1,806,654
		4,313,837

Building Material and Garden Equipment and Supplies Dealers 1.77%
Home Depot, Inc.	8,755	1,662,137

Chemical Manufacturing 6.18%
AbbVie, Inc.	22,696	1,741,010
Celanese Corp. – Class A	5,818	552,303
Celgene Corp. (a)	9,135	856,772
Colgate-Palmolive Co.	11,133	775,079
Merck & Co., Inc.	17,440	1,381,422
PPG Industries, Inc.	4,885	511,215
		5,817,801

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 16.14%
Alphabet, Inc. – Class A (a)	1,110	$1,228,215
Alphabet, Inc. – Class C (a)	2,176	2,401,499
Apple, Inc.	17,741	3,105,917
Broadcom, Inc.	4,385	1,103,441
Cisco Systems, Inc.	18,563	965,833
Danaher Corp.	7,369	972,782
Garmin Ltd. (c)	5,940	454,291
Mettler-Toledo International, Inc. (a)	1,010	730,321
QUALCOMM, Inc.	16,940	1,131,931
Tech Data Corp. (a)	9,718	880,937
Teradyne, Inc.	26,540	1,118,395
Xilinx, Inc.	10,842	1,109,245
		15,202,807

Credit Intermediation and Related Activities 11.01%
Ameriprise Financial, Inc.	8,194	1,132,657
Bank of America Corp.	79,116	2,104,485
Capital One Financial Corp.	11,181	960,112
Citigroup, Inc.	28,508	1,771,772
Citizens Financial Group, Inc.	6,775	220,730
Discover Financial Services	15,447	1,151,574
Fifth Third Bancorp	14,709	389,789
KeyCorp	16,637	265,693
Popular, Inc. (c)	5,255	274,364
Regions Financial Corp.	18,200	251,706
Wells Fargo & Co.	36,132	1,603,177
Zions Bancorporation	5,763	248,212
		10,374,271

Data Processing, Hosting and Related Services 0.98%
Hewlett Packard Enterprise Co.	67,366	924,262

Fabricated Metal Product Manufacturing 0.93%
Ball Corp.	8,750	537,163
Timken Co.	7,760	341,518
		878,681

Food and Beverage Stores 2.19%
Core-Mark Holding Company, Inc.	38,416	1,416,782
Kroger Co.	28,278	645,021
		2,061,803

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Food Manufacturing 2.49%
Hershey Co.	9,040	$1,192,918
Mondelez International, Inc. – Class A	22,646	1,151,549
		2,344,467

Food Services and Drinking Places 1.23%
Starbucks Corp.	9,932	755,427
Yum! Brands, Inc.	3,973	406,637
		1,162,064

Funds, Trusts, and Other Financial Vehicles 0.99%
HealthEquity, Inc. (a)	14,229	930,007

General Merchandise Stores 1.29%
Wal-Mart, Inc.	11,966	1,213,831

Health and Personal Care Stores 2.63%
McKesson Corp.	8,153	995,807
Ulta Beauty, Inc. (a)	4,476	1,492,210
		2,488,017

Heavy and Civil Engineering Construction 0.45%
MasTec, Inc. (a)	9,097	422,919

Insurance Carriers and Related Activities 3.93%
Allstate Corp.	7,363	703,239
MetLife, Inc.	14,795	683,677
MGIC Investment Corp. (a)	20,310	275,201
Principal Financial Group, Inc.	12,910	665,769
Progressive Corp.	8,764	694,810
Prudential Financial, Inc.	7,271	671,695
		3,694,391

Leather and Allied Product Manufacturing 0.73%
Deckers Outdoor Corp. (a)	1,881	286,100
Nike, Inc. – Class B	5,260	405,757
		691,857

Machinery Manufacturing 2.29%
AGCO Corp.	7,554	502,794
Belden, Inc.	14,312	732,774
Cummins, Inc.	3,843	579,371
John Bean Technologies Corp.	3,330	341,492
		2,156,431

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Management of Companies and Enterprises 0.84%
AES Corp.	49,935	$788,973

Merchant Wholesalers, Durable Goods 1.88%
Builders FirstSource, Inc. (a)	24,876	350,254
Henry Schein, Inc. (a)	14,533	936,797
WESCO International, Inc. (a)	10,488	491,153
		1,778,204

Merchant Wholesalers, Nondurable Goods 3.54%
AmerisourceBergen Corp.	13,599	1,058,818
Cardinal Health, Inc.	22,059	928,022
Procter & Gamble Co.	13,013	1,339,168
		3,326,008

Mining (except Oil and Gas) 0.53%
Worthington Industries, Inc.	14,742	503,292

Motor Vehicle and Parts Dealers 0.94%
AutoZone, Inc. (a)	858	881,260

Nonmetallic Mineral Product Manufacturing 0.51%
Owens-Illinois, Inc.	29,981	479,696

Nonstore Retailers 2.83%
Amazon.com, Inc. (a)	842	1,494,609
World Fuel Services Corp.	40,150	1,169,971
		2,664,580

Nursing and Residential Care Facilities 1.02%
Omnicell, Inc. (a)	12,033	956,022

Oil and Gas Extraction 1.12%
Phillips 66	13,014	1,051,531

Petroleum and Coal Products Manufacturing 3.80%
Chevron Corp.	13,648	1,553,825
CVR Energy, Inc. (b)	23,845	1,012,697
Valero Energy Corp.	14,397	1,013,549
		3,580,071

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Plastics and Rubber Products Manufacturing 0.96%
Berry Global Group, Inc. (a)	11,950	$561,889
Carlisle Companies, Inc.	2,569	342,473
		904,362

Professional, Scientific, and Technical Services 13.90%
Amgen, Inc.	10,201	1,700,507
Arrowhead Pharmaceuticals, Inc. (a)	29,570	701,105
Biogen, Inc. (a)	5,781	1,267,715
Cadence Design Systems, Inc. (a)	22,527	1,432,041
eBay, Inc.	23,836	856,427
Insperity, Inc.	3,207	365,277
International Business Machines Corp.	10,267	1,303,806
Omnicom Group, Inc.	21,217	1,641,347
PRA Health Sciences, Inc. (a)	8,363	725,323
Tetra Tech, Inc.	5,380	363,258
Verint Systems, Inc. (a)	24,818	1,408,422
VMware, Inc. – Class A (a)(b)	7,460	1,320,271
		13,085,499

Publishing Industries (except Internet) 10.25%
Citrix Systems, Inc.	15,161	1,426,953
Fortinet, Inc. (a)	18,931	1,372,119
Intuit, Inc.	5,909	1,446,819
Microsoft Corp.	11,922	1,474,513
Nuance Communications, Inc. (a)	82,920	1,423,736
Oracle Corp.	27,972	1,415,383
Veeva Systems, Inc. – Class A (a)	7,064	1,089,905
		9,649,428

Rail Transportation 0.89%
Union Pacific Corp.	5,052	842,572

Real Estate 0.94%
CBRE Group, Inc. – Class A (a)	10,247	468,288
Jones Lang LaSalle, Inc.	3,300	410,685
		878,973

Rental and Leasing Services 2.06%
Navient Corp.	68,025	887,046
Synchrony Financial	31,469	1,058,302
		1,945,348

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 1.49%
Allegion PLC (c)	3,520	$341,616
Stifel Financial Corp.	19,762	1,059,836
		1,401,452

Specialty Trade Contractors 0.36%
EMCOR Group, Inc.	4,235	341,172

Support Activities for Mining 0.55%
Compass Minerals International, Inc.	10,198	520,200

Telecommunications 2.48%
Verizon Communications, Inc.	43,017	2,337,974

Transportation Equipment Manufacturing 6.02%
Boeing Co.	5,626	1,921,898
Ford Motor Co.	45,000	428,400
General Motors Co.	13,994	466,560
Lockheed Martin Corp.	5,909	2,000,433
Oshkosh Corp.	7,099	505,378
Spirit AeroSystems Holdings, Inc. – Class A	4,200	340,368
		5,663,037

Truck Transportation 0.84%
Landstar System, Inc.	8,187	787,999

Utilities 3.62%
Black Hills Corp.	11,624	885,748
Exelon Corp.	17,484	840,631
NRG Energy, Inc.	23,365	795,345
Southwest Gas Holdings, Inc.	10,454	890,054
		3,411,778

Water Transportation 0.71%
Norwegian Cruise Line Holdings Ltd. (a)(c)	12,207	667,845
TOTAL COMMON STOCKS (Cost $112,692,912)		122,440,332

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS* 4.53%
Apartment Investment & Management Co. – Class A	8,478	$423,476
AvalonBay Communities, Inc.	2,386	484,381
Brandywine Realty Trust	31,624	477,839
Host Hotels & Resorts, Inc.	28,917	523,687
Kimco Realty Corp.	27,486	478,257
Mack-Cali Realty Corp.	19,846	450,901
Medical Properties Trust, Inc.	26,869	477,731
PS Business Parks, Inc.	2,988	480,829
Xenia Hotels & Resorts, Inc.	22,432	469,053
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,173,492)		4,266,154

SHORT-TERM INVESTMENTS 0.34%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 2.270% (b)(d)	322,251	322,251
TOTAL SHORT-TERM INVESTMENTS (Cost $322,251)		322,251
Total Investments (Cost $117,188,655) 134.89%		127,028,737
Liabilities in Excess of Other Assets (34.89)%		(32,859,127)
TOTAL NET ASSETS 100.00%		$94,169,610

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $123,455,811, is pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of May 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short

May 31, 2019 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (46.46)%

COMMON STOCKS (42.99)%

Accommodation (0.18)%
MGM Resorts International	(6,980)	$(173,244)

Administrative and Support Services (0.91)%
Perspecta, Inc.	(17,893)	(388,457)
ServiceMaster Global Holdings, Inc.	(3,521)	(190,134)
Teladoc Health, Inc.	(4,771)	(277,291)
		(855,882)

Air Transportation (0.45)%
Alaska Air Group, Inc.	(3,913)	(227,736)
Spirit Airlines, Inc.	(4,308)	(198,513)
		(426,249)

Amusement, Gambling, and Recreation Industries (0.19)%
Six Flags Entertainment Corp.	(3,530)	(174,241)

Beverage and Tobacco Product Manufacturing (0.32)%
National Beverage Corp.	(6,735)	(304,085)

Broadcasting (except Internet) (0.47)%
Cable One, Inc.	(400)	(446,820)

Chemical Manufacturing (3.83)%
ACADIA Pharmaceuticals, Inc.	(8,202)	(196,766)
Aerie Pharmaceuticals, Inc.	(4,065)	(148,047)
Albemarle Corp.	(2,095)	(132,614)
Alnylam Pharmaceuticals, Inc.	(6,907)	(466,362)
Bluebird Bio, Inc.	(3,714)	(445,383)
Clovis Oncology, Inc.	(6,193)	(91,533)
DowDuPont, Inc.	(5,190)	(158,399)
Heron Therapeutics, Inc.	(7,171)	(122,122)
Immunomedics, Inc.	(10,107)	(132,098)
Medicines Co.	(4,885)	(174,150)
MyoKardia, Inc.	(3,050)	(142,069)
Nektar Therapeutics	(11,290)	(353,603)
Puma Biotechnology, Inc.	(7,422)	(109,771)
REGENXBIO, Inc.	(2,796)	(120,284)
Rogers Corp.	(2,550)	(351,874)
Tronox Holdings PLC – Class A (a)	(14,391)	(133,405)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Chemical Manufacturing (3.83)% (Continued)
Ultragenyx Pharmaceutical, Inc.	(3,991)	$(219,226)
Zogenix, Inc.	(2,800)	(105,532)
		(3,603,238)

Clothing and Clothing Accessories Stores (0.37)%
Tiffany & Co.	(3,949)	(351,895)

Computer and Electronic Product Manufacturing (4.19)%
Advanced Micro Devices, Inc.	(13,800)	(378,257)
Avanos Medical, Inc.	(7,333)	(276,308)
Cubic Corp.	(3,234)	(182,462)
Guidewire Software, Inc.	(3,709)	(372,828)
Lumentum Holdings, Inc.	(9,398)	(380,337)
MACOM Technology Solutions Holdings, Inc.	(11,140)	(157,631)
Marvell Technology Group Ltd. (a)	(14,492)	(323,172)
Microchip Technology, Inc.	(4,536)	(363,016)
NVIDIA Corp.	(2,245)	(304,108)
Plantronics, Inc.	(9,016)	(370,287)
Pure Storage, Inc. – Class A	(16,140)	(255,980)
Square, Inc. – Class A	(6,210)	(384,710)
Zynga, Inc. – Class A	(31,502)	(198,148)
		(3,947,244)

Construction of Buildings (0.43)%
Dycom Industries, Inc.	(3,499)	(182,543)
KB Home	(4,490)	(112,834)
Lennar Corp. – Class A	(2,328)	(115,608)
		(410,985)

Credit Intermediation and Related Activities (2.30)%
Atlantic Union Bankshares Corp.	(6,321)	(204,168)
BOK Financial Corp.	(6,250)	(468,313)
Cadence BanCorp	(12,509)	(231,417)
CenterState Bank Corp.	(12,229)	(267,692)
CVB Financial Corp.	(10,640)	(218,652)
Flagstar Bancorp, Inc.	(5,545)	(174,557)
Independent Bank Group, Inc.	(3,259)	(168,295)
PennyMac Financial Services, Inc.	(4,601)	(97,587)
Synovus Financial Corp.	(4,709)	(150,500)
WSFS Financial Corp.	(4,670)	(185,352)
		(2,166,533)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Data Processing, Hosting and Related Services (0.54)%
Ceridian HCM Holding, Inc.	(7,850)	$(386,063)
Upwork, Inc.	(8,250)	(123,585)
		(509,648)

Educational Services (0.19)%
Grand Canyon Education, Inc.	(1,490)	(178,591)

Electrical Equipment, Appliance, and
Component Manufacturing (0.78)%
Altra Industrial Motion Corp.	(5,283)	(165,728)
Axon Enterprise, Inc.	(3,528)	(235,600)
Energizer Holdings, Inc.	(8,240)	(337,181)
		(738,509)

Fabricated Metal Product Manufacturing (0.17)%
McDermott International, Inc. (a)	(26,096)	(157,620)

Food and Beverage Stores (0.49)%
GrubHub, Inc.	(7,021)	(457,418)

Food Manufacturing (0.98)%
Conagra Brands, Inc.	(11,968)	(320,383)
Hain Celestial Group, Inc.	(14,416)	(293,942)
Kraft Heinz Co.	(11,251)	(311,090)
		(925,415)

Food Services and Drinking Places (0.33)%
Casey’s General Stores, Inc.	(2,399)	(309,663)

Furniture and Home Furnishings Stores (0.44)%
Floor & Decor Holdings, Inc. – Class A	(11,766)	(417,928)

General Merchandise Stores (0.28)%
PriceSmart, Inc.	(5,416)	(263,218)

Heavy and Civil Engineering Construction (0.25)%
Granite Construction, Inc.	(5,780)	(232,298)

Insurance Carriers and Related Activities (2.02)%
American International Group, Inc.	(4,475)	(228,538)
Brighthouse Financial, Inc.	(5,249)	(186,287)
Centene Corp.	(5,712)	(329,867)
Everest Re Group Ltd. (a)	(845)	(209,273)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Insurance Carriers and Related Activities (2.02)% (Continued)
Humana, Inc.	(1,200)	$(293,832)
Loews Corp.	(4,050)	(208,008)
Markel Corp.	(218)	(230,834)
White Mountains Insurance Group Ltd. (a)	(221)	(216,492)
		(1,903,131)

Machinery Manufacturing (0.58)%
Evoqua Water Technologies Corp.	(13,293)	(156,459)
II-VI, Inc.	(12,340)	(387,846)
		(544,305)

Management of Companies and Enterprises (0.42)%
Ameris Bancorp	(5,208)	(183,790)
Renasant Corp.	(6,230)	(210,574)
		(394,364)

Merchant Wholesalers, Durable Goods (1.93)%
Adient PLC (a)	(7,634)	(131,763)
GCP Applied Technologies, Inc.	(6,185)	(161,800)
Mohawk Industries, Inc.	(1,000)	(135,550)
Spectrum Brands Holdings, Inc.	(6,441)	(339,247)
Sunrun, Inc.	(16,129)	(252,580)
Trinity Industries, Inc.	(11,148)	(214,933)
Varonis Systems, Inc.	(6,820)	(426,523)
Westrock Co.	(4,800)	(156,480)
		(1,818,876)

Merchant Wholesalers, Nondurable Goods (0.54)%
Aimmune Therapeutics, Inc.	(6,475)	(126,716)
Atara Biotherapeutics, Inc.	(2,458)	(54,592)
Freshpet, Inc.	(7,078)	(328,915)
		(510,223)

Miscellaneous Manufacturing (2.32)%
Cantel Medical Corp.	(4,578)	(314,692)
Haemonetics Corp.	(3,008)	(291,746)
ICU Medical, Inc.	(1,262)	(268,554)
Insulet Corp.	(2,730)	(299,727)
Mattel, Inc.	(10,997)	(108,320)
Mirati Therapeutics, Inc.	(2,380)	(161,340)
National Vision Holdings, Inc.	(16,203)	(441,207)
Nevro Corp.	(5,133)	(303,412)
		(2,188,998)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Miscellaneous Store Retailers (0.09)%
Stamps.com, Inc.	(2,630)	$(88,210)

Motion Picture and Sound Recording Industries (0.68)%
Lions Gate Entertainment Corp. – Class B (a)	(10,665)	(146,750)
Take-Two Interactive Software, Inc.	(4,598)	(497,274)
		(644,024)

Motor Vehicle and Parts Dealers (0.91)%
Cargurus, Inc.	(11,092)	(378,903)
Carvana Co.	(8,187)	(473,864)
		(852,767)

Oil and Gas Extraction (1.33)%
Callon Petroleum Co.	(16,456)	(102,850)
Concho Resources, Inc.	(2,754)	(269,920)
Diamondback Energy, Inc.	(2,714)	(266,135)
Jagged Peak Energy, Inc.	(34,199)	(283,852)
Matador Resources Co.	(19,564)	(321,631)
		(1,244,388)

Other Information Services (0.64)%
Zillow Group, Inc. – Class A	(4,067)	(172,156)
Zillow Group, Inc. – Class C	(9,810)	(422,026)
		(594,182)

Performing Arts, Spectator Sports, and Related Industries (0.29)%
Electronic Arts, Inc.	(1,088)	(101,271)
International Game Technology PLC (a)	(13,229)	(171,977)
		(273,248)

Pipeline Transportation (0.20)%
South Jersey Industries, Inc.	(5,965)	(188,196)

Plastics and Rubber Products Manufacturing (0.12)%
Newell Brands, Inc.	(8,377)	(112,419)

Primary Metal Manufacturing (0.30)%
Commercial Metals Co.	(10,181)	(135,916)
United States Steel Corp.	(12,560)	(148,459)
		(284,375)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Printing and Related Support Activities (0.33)%
Centennial Resource Development, Inc. – Class A	(38,960)	$(307,784)

Professional, Scientific, and Technical Services (3.22)%
2U, Inc.	(10,305)	(391,487)
ADT, Inc.	(20,320)	(118,872)
Allakos, Inc.	(2,850)	(111,720)
AnaptysBio, Inc.	(2,013)	(146,567)
Aspen Technology, Inc.	(3,730)	(423,764)
BrightView Holdings, Inc.	(7,460)	(124,657)
Cimpress NV (a)	(1,410)	(123,375)
Cloudera, Inc.	(41,723)	(382,600)
Diebold Nixdorf, Inc.	(18,337)	(155,865)
Nutanix, Inc. – Class A	(11,000)	(308,770)
Pluralsight, Inc. – Class A	(11,830)	(376,904)
SYNNEX Corp.	(4,278)	(370,945)
		(3,035,526)

Publishing Industries (except Internet) (2.77)%
Activision Blizzard, Inc.	(14,263)	(618,587)
Blackbaud, Inc.	(5,190)	(399,215)
FireEye, Inc.	(26,510)	(386,781)
LogMeIn, Inc.	(4,975)	(357,354)
Shutterfly, Inc.	(9,190)	(436,341)
SS&C Technologies Holdings, Inc.	(7,260)	(404,019)
		(2,602,297)

Real Estate (0.15)%
Howard Hughes Corp.	(1,411)	(145,107)

Rental and Leasing Services (0.40)%
Air Lease Corp. – Class A	(5,312)	(191,232)
Aircastle Ltd. (a)	(9,833)	(190,957)
		(382,189)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (0.80)%
Aramark	(5,410)	(188,214)
CBOE Global Markets, Inc.	(2,657)	(288,391)
Goldman Sachs Group, Inc.	(831)	(151,649)
Moelis & Co. – Class A	(3,885)	(123,465)
		(751,719)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Support Activities for Mining (0.16)%
Cleveland-Cliffs, Inc.	(17,830)	$(155,121)

Telecommunications (1.31)%
GCI Liberty, Inc. – Class A	(7,183)	(417,260)
Vonage Holdings Corp.	(35,157)	(416,259)
Zayo Group Holdings, Inc.	(12,188)	(398,548)
		(1,232,067)

Transportation Equipment Manufacturing (1.25)%
Aerovironment, Inc.	(2,992)	(193,732)
Kratos Defense & Security Solutions, Inc.	(7,750)	(170,888)
RBC Bearings, Inc.	(1,180)	(167,914)
REV Group, Inc.	(16,036)	(177,679)
Sun Hydraulics Corp.	(3,339)	(139,403)
Tesla, Inc.	(690)	(127,760)
Wabtec Corp.	(3,108)	(193,877)
		(1,171,253)

Truck Transportation (0.21)%
Knight-Swift Transportation Holdings, Inc. – Class A	(7,127)	(196,990)

Utilities (1.40)%
American Water Works Co., Inc.	(2,180)	(246,384)
Aqua America, Inc.	(6,537)	(258,472)
Atmos Energy Corp.	(2,731)	(278,016)
Sempra Energy	(2,119)	(278,542)
SJW Group	(4,150)	(255,765)
		(1,317,179)

Water Transportation (0.53)%
Golar LNG Ltd. (a)	(15,021)	(273,232)
Kirby Corp.	(2,919)	(225,872)
		(499,104)
TOTAL COMMON STOCKS (Proceeds $47,658,359)		(40,488,766)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (3.47)%
Acadia Realty Trust	(5,189)	$(141,919)
Annaly Capital Management, Inc.	(34,977)	(308,147)
Colony Credit Real Estate, Inc.	(19,319)	(293,842)
CyrusOne, Inc.	(2,801)	(165,371)
Healthcare Trust of America, Inc. – Class A	(4,920)	(141,647)
Hudson Pacific Properties, Inc.	(3,951)	(132,003)
Macerich Co.	(3,041)	(110,480)
National Health Investors, Inc.	(1,524)	(119,710)
New Residential Investment Corp.	(16,513)	(251,823)
Outfront Media, Inc.	(5,884)	(145,041)
Pebblebrook Hotel Trust	(4,683)	(130,328)
PennyMac Mortgage Investment Trust	(13,350)	(277,680)
PotlatchDeltic Corp.	(3,553)	(119,558)
Redwood Trust, Inc.	(17,620)	(280,687)
Two Harbors Investment Corp.	(22,554)	(275,610)
Urban Edge Properties	(5,615)	(96,859)
Vornado Realty Trust	(1,503)	(99,544)
WP Carey, Inc.	(2,086)	(173,158)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $3,364,890)		(3,263,407)
Total Securities Sold Short (Proceeds $51,023,249)		$(43,752,173)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS* 131.83%

Administrative and Support Services 4.47%
Cardtronics PLC – Class A (a)(c)	7,854	$237,191
Kforce, Inc.	5,841	202,974
ManpowerGroup, Inc.	1,453	124,261
Piper Jaffray Companies	2,025	143,411
		707,837

Ambulatory Health Care Services 3.71%
Amedisys, Inc. (a)	1,925	216,197
Genomic Health, Inc. (a)	3,570	186,532
Medpace Holdings, Inc. (a)(b)	3,451	186,285
		589,014

Beverage and Tobacco Product Manufacturing 1.55%
Coca-Cola Consolidated, Inc.	492	148,589
MGP Ingredients, Inc.	1,601	96,396
		244,985

Broadcasting (except Internet) 2.76%
AMC Networks, Inc. – Class A (a)	2,534	133,719
Nexstar Media Group, Inc. – Class A	1,256	125,788
Sinclair Broadcast Group, Inc. – Class A	3,325	178,487
		437,994

Building Material and Garden Equipment
and Supplies Dealers 1.07%
BMC Stock Holdings, Inc. (a)	8,464	169,534

Chemical Manufacturing 11.96%
ANI Pharmaceuticals, Inc. (a)	2,000	139,320
Arena Pharmaceuticals, Inc. (a)	3,818	202,392
Cardiovascular Systems, Inc. (a)	4,874	189,842
Eagle Pharmaceuticals, Inc. (a)	3,877	196,990
Horizon Therapeutics PLC (a)(c)	8,146	194,119
Innoviva, Inc. (a)	15,193	207,689
Mallinckrodt PLC (a)(c)	13,838	120,252
Medifast, Inc.	820	105,739
Myers Industries, Inc.	6,832	115,597
NewMarket Corp.	333	128,871
Pacira BioSciences, Inc. (a)	4,010	174,475
Veracyte, Inc. (a)	5,223	118,353
		1,893,639

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Clothing and Clothing Accessories Stores 1.12%
American Eagle Outfitters, Inc.	10,195	$177,393

Computer and Electronic Product Manufacturing 8.45%
Cirrus Logic, Inc. (a)	5,178	193,502
Jabil, Inc.	8,513	209,335
Lattice Semiconductor Corp. (a)	15,487	198,234
Natus Medical, Inc. (a)	8,255	205,550
Stratasys Ltd. (a)(c)	6,626	145,176
Tech Data Corp. (a)	2,168	196,529
Xperi Corp.	8,946	187,955
		1,336,281

Credit Intermediation and Related Activities 13.54%
Everi Holdings, Inc. (a)	17,305	192,778
First BanCorp (c)	15,588	155,256
Hancock Whitney Corp.	5,115	194,268
IBERIABANK Corp.	2,924	209,066
OneMain Holdings, Inc.	3,125	93,344
Pinnacle Financial Partners, Inc.	4,341	229,856
Popular, Inc. (c)	4,668	243,716
Preferred Bank	1,629	71,301
Regions Financial Corp.	11,872	164,190
Signature Bank	1,500	171,825
Western Alliance Bancorp (a)	4,665	191,965
Zions Bancorporation	5,277	227,280
		2,144,845

Educational Services 2.41%
Career Education Corp. (a)	10,251	192,412
K12, Inc. (a)	6,206	189,717
		382,129

Fabricated Metal Product Manufacturing 1.13%
Timken Co.	4,084	179,737

Food and Beverage Stores 1.15%
Core-Mark Holding Company, Inc.	4,941	182,224

Food Manufacturing 0.73%
Flowers Foods, Inc.	5,179	115,854

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Food Services and Drinking Places 1.79%
Brinker International, Inc.	2,967	$111,470
Dave & Buster’s Entertainment, Inc.	3,470	172,598
		284,068

Funds, Trusts, and Other Financial Vehicles 1.26%
HealthEquity, Inc. (a)	3,046	199,087

Furniture and Related Product Manufacturing 2.91%
Ethan Allen Interiors, Inc.	6,251	132,646
Sleep Number Corp. (a)	5,556	193,404
Tempur Sealy International, Inc. (a)	2,112	134,767
		460,817

Gasoline Stations 0.65%
Delek U.S. Holdings, Inc.	3,363	102,941

Heavy and Civil Engineering Construction 3.65%
Great Lakes Dredge & Dock Corp. (a)	15,730	167,367
KBR, Inc.	11,065	245,864
MasTec, Inc. (a)	3,532	164,203
		577,434

Insurance Carriers and Related Activities 8.27%
Argo Group International Holdings Ltd. (c)	2,918	205,690
CorVel Corp. (a)	2,986	220,904
Essent Group Ltd. (a)(c)	4,856	227,989
MGIC Investment Corp. (a)	15,719	212,992
Primerica, Inc.	1,719	197,444
Radian Group, Inc.	10,941	245,626
		1,310,645

Leather and Allied Product Manufacturing 0.86%
Deckers Outdoor Corp. (a)	898	136,586

Machinery Manufacturing 3.17%
AGCO Corp.	2,383	158,612
Belden, Inc.	3,563	182,426
John Bean Technologies Corp.	1,575	161,516
		502,554

Merchant Wholesalers, Durable Goods 3.51%
Builders FirstSource, Inc. (a)	12,282	172,931
Gentherm, Inc. (a)	2,755	102,982

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Merchant Wholesalers, Durable Goods 3.51% (Continued)
Warrior Met Coal, Inc. (b)	5,062	$130,650
WESCO International, Inc. (a)	3,192	149,481
		556,044

Merchant Wholesalers, Nondurable Goods 0.92%
Performance Food Group Co. (a)	3,688	145,123

Mining (except Oil and Gas) 1.48%
Arch Coal, Inc. – Class A	1,209	106,573
Worthington Industries, Inc.	3,761	128,401
		234,974

Miscellaneous Manufacturing 0.76%
YETI Holdings, Inc. (a)	5,015	119,959

Miscellaneous Store Retailers 1.26%
1-800-Flowers.com, Inc. – Class A (a)	10,955	200,038

Motor Vehicle and Parts Dealers 1.21%
Lithia Motors, Inc. – Class A	1,680	191,772

Nonmetallic Mineral Product Manufacturing 0.81%
US Concrete, Inc. (a)	2,771	129,045
Nonstore Retailers 1.58%
Insight Enterprises, Inc. (a)	2,672	137,555
World Fuel Services Corp.	3,857	112,393
		249,948

Nursing and Residential Care Facilities 1.44%
Omnicell, Inc. (a)	2,864	227,545

Oil and Gas Extraction 1.35%
Berry Petroleum Corp.	10,006	107,565
Par Pacific Holdings, Inc. (a)	5,380	105,448
		213,013

Primary Metal Manufacturing 2.89%
Encore Wire Corp.	3,521	175,733
Global Brass & Copper Holdings, Inc.	2,856	124,607
Quanex Building Products Corp.	10,149	157,411
		457,751

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services 12.30%
Arrowhead Pharmaceuticals, Inc. (a)	7,821	$185,435
Echo Global Logistics, Inc. (a)	5,686	111,844
Heidrick & Struggles International, Inc.	6,476	196,611
Insperity, Inc.	1,741	198,300
MAXIMUS, Inc.	3,388	241,395
NextGen Healthcare, Inc. (a)	10,910	210,018
Tetra Tech, Inc.	3,221	217,482
TTEC Holdings, Inc.	6,613	262,404
Verint Systems, Inc. (a)	4,200	238,350
Voyager Therapeutics, Inc. (a)	3,950	86,150
		1,947,989

Publishing Industries (except Internet) 5.32%
Manhattan Associates, Inc. (a)	3,637	238,114
Nuance Communications, Inc. (a)	13,776	236,534
TEGNA, Inc.	8,453	127,978
Workiva, Inc. (a)	4,298	239,141
		841,767

Real Estate 1.80%
Realogy Holdings Corp.	16,890	119,750
RMR Group, Inc. – Class A	3,437	165,733
		285,483

Rental and Leasing Services 2.01%
Avis Budget Group, Inc. (a)	2,128	60,350
Enova International, Inc. (a)	4,378	93,470
Navient Corp.	12,610	164,434
		318,254

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 3.83%
BrightSphere Investment Group PLC (c)	8,292	89,056
CommScope Holding Company, Inc. (a)	6,004	96,965
National General Holdings Corp.	9,155	208,002
Stifel Financial Corp.	2,968	159,174
TriState Capital Holdings, Inc. (a)	2,625	53,996
		607,193

Support Activities for Mining 0.73%
Patterson-UTI Energy, Inc.	10,880	115,654

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Telecommunications 1.00%
Telephone & Data Systems, Inc. (b)	2,663	$76,721
United States Cellular Corp. (a)	1,881	81,918
		158,639

Transportation Equipment Manufacturing 2.38%
Brunswick Corp.	3,170	131,492
Fox Factory Holding Corp. (a)	1,367	91,616
Oshkosh Corp.	2,169	154,411
		377,519

Truck Transportation 0.71%
Landstar System, Inc.	1,160	111,650

Utilities 5.62%
Black Hills Corp.	3,925	299,085
Hawaiian Electric Industries, Inc.	7,119	295,723
NorthWestern Corp.	4,168	295,678
		890,486

Water Transportation 0.46%
Frontline Ltd. (a)(c)	9,310	72,990

Wood Product Manufacturing 1.85%
American Woodmark Corp. (a)	2,150	155,854
Louisiana-Pacific Corp.	6,039	137,810
		293,664
TOTAL COMMON STOCKS (Cost $20,407,995)		20,882,098

REAL ESTATE INVESTMENT TRUSTS* 9.29%
Brandywine Realty Trust	12,914	195,131
Empire State Realty Trust, Inc. – Class A	11,228	172,462
Mack-Cali Realty Corp.	8,264	187,758
Piedmont Office Realty Trust, Inc. – Class A	8,745	177,786
PS Business Parks, Inc.	1,227	197,448
STAG Industrial, Inc.	5,761	168,106
Sunstone Hotel Investors, Inc.	13,852	185,894
Xenia Hotels & Resorts, Inc.	8,968	187,521
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,445,404)		1,472,106

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 2.25%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 2.270% (b)(d)	356,765	$356,765
TOTAL SHORT-TERM INVESTMENTS (Cost $356,765)		356,765
Total Investments (Cost $22,210,164) 143.37%		22,710,969
Liabilities in Excess of Other Assets (43.37)%		(6,870,128)
TOTAL NET ASSETS 100.00%		$15,840,841

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $21,960,548, is pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of May 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

May 31, 2019 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (44.92)%

COMMON STOCKS (40.27)%

Accommodation (0.34)%
Penn National Gaming, Inc.	(2,830)	$(53,346)

Administrative and Support Services (1.10)%
Perspecta, Inc.	(2,860)	(62,091)
Teladoc Health, Inc.	(875)	(50,855)
WageWorks, Inc.	(1,237)	(61,812)
		(174,758)

Air Transportation (0.43)%
Allegiant Travel Co.	(271)	(37,970)
Spirit Airlines, Inc.	(661)	(30,459)
		(68,429)

Amusement, Gambling, and Recreation Industries (0.73)%
SeaWorld Entertainment, Inc.	(1,805)	(57,760)
Six Flags Entertainment Corp.	(1,183)	(58,393)
		(116,153)

Beverage and Tobacco Product Manufacturing (0.26)%
National Beverage Corp.	(900)	(40,635)

Broadcasting (except Internet) (0.17)%
Entercom Communications Corp. – Class A	(4,730)	(27,387)

Chemical Manufacturing (3.18)%
Aclaris Therapeutics, Inc.	(4,143)	(19,389)
Aerie Pharmaceuticals, Inc.	(876)	(31,904)
Alder Biopharmaceuticals, Inc.	(2,123)	(22,971)
ArQule, Inc.	(4,825)	(34,691)
Assembly Biosciences, Inc.	(1,321)	(18,547)
Deciphera Pharmaceuticals, Inc.	(1,278)	(29,164)
Dermira, Inc.	(2,184)	(20,399)
Dynavax Technologies Corp.	(3,689)	(17,781)
Flexion Therapeutics, Inc.	(1,466)	(16,170)
G1 Therapeutics, Inc.	(1,053)	(22,071)
Homology Medicines, Inc.	(1,435)	(29,044)
Immunomedics, Inc.	(2,151)	(28,114)
La Jolla Pharmaceutical Co.	(2,309)	(12,446)
REGENXBIO, Inc.	(657)	(28,264)
Revance Therapeutics, Inc.	(2,368)	(25,503)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Chemical Manufacturing (3.18)% (Continued)
Rubius Therapeutics, Inc.	(1,840)	$(26,606)
SIGA Technologies, Inc.	(3,652)	(19,502)
Surmodics, Inc.	(1,266)	(51,349)
Tronox Holdings PLC – Class A (a)	(3,019)	(27,986)
Zogenix, Inc.	(551)	(20,767)
		(502,668)

Computer and Electronic Product Manufacturing (4.28)%
Advanced Energy Industries, Inc.	(911)	(45,705)
Avaya Holdings Corp.	(5,530)	(69,568)
AxoGen, Inc.	(2,464)	(51,572)
Casa Systems, Inc.	(8,294)	(46,612)
Cubic Corp.	(1,026)	(57,887)
Infinera Corp.	(12,916)	(40,169)
LivaNova PLC (a)	(751)	(53,997)
MACOM Technology Solutions Holdings, Inc.	(3,152)	(44,601)
Materion Corp.	(601)	(36,330)
nLight, Inc.	(2,368)	(44,258)
PAR Technology Corp.	(1,612)	(45,313)
Pure Storage, Inc. – Class A	(2,828)	(44,852)
Rambus, Inc.	(3,998)	(45,417)
ViewRay, Inc.	(6,056)	(50,870)
		(677,151)

Construction of Buildings (0.21)%
TRI Pointe Group, Inc.	(2,670)	(32,841)

Credit Intermediation and Related Activities (4.32)%
Atlantic Union Bankshares Corp.	(1,846)	(59,625)
Cadence BanCorp	(2,433)	(45,011)
CenterState Bank Corp.	(2,520)	(55,163)
CVB Financial Corp.	(2,551)	(52,423)
Flagstar Bancorp, Inc.	(1,700)	(53,516)
Independent Bank Group, Inc.	(916)	(47,302)
Live Oak Bancshares, Inc.	(3,466)	(53,827)
Merchants Bancorp	(2,968)	(54,018)
Meta Financial Group, Inc.	(2,326)	(60,870)
Synovus Financial Corp.	(1,208)	(38,608)
Texas Capital Bancshares, Inc.	(1,005)	(57,586)
Veritex Holdings, Inc.	(1,858)	(47,249)
WSFS Financial Corp.	(1,430)	(56,757)
		(681,955)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Data Processing, Hosting and Related Services (0.82)%
Upwork, Inc.	(4,319)	$(64,699)
Zix Corp.	(7,260)	(65,049)
		(129,748)

Electrical Equipment, Appliance, and
Component Manufacturing (0.59)%
Altra Industrial Motion Corp.	(1,280)	(40,154)
Axon Enterprise, Inc.	(554)	(36,996)
Energizer Holdings, Inc.	(410)	(16,777)
		(93,927)

Fabricated Metal Product Manufacturing (0.96)%
Cornerstone Building Brands, Inc.	(8,810)	(38,676)
McDermott International, Inc. (a)	(4,410)	(26,636)
NN, Inc.	(7,363)	(57,063)
Vista Outdoor, Inc.	(3,915)	(30,028)
		(152,403)

Food Manufacturing (0.49)%
Hain Celestial Group, Inc.	(1,986)	(40,495)
Lancaster Colony Corp.	(258)	(37,108)
		(77,603)

Furniture and Home Furnishings Stores (0.83)%
At Home Group, Inc.	(2,479)	(47,225)
Floor & Decor Holdings, Inc. – Class A	(1,427)	(50,687)
Lovesac Co.	(960)	(34,608)
		(132,520)

Furniture and Related Product Manufacturing (0.18)%
Cactus, Inc. – Class A	(898)	(29,230)

Health and Personal Care Stores (0.16)%
Rite Aid Corp.	(3,235)	(24,780)

Insurance Carriers and Related Activities (0.99)%
eHealth, Inc.	(735)	(51,862)
MBIA, Inc.	(6,680)	(59,252)
Third Point Reinsurance Ltd. (a)	(4,575)	(46,482)
		(157,596)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Leather and Allied Product Manufacturing (0.22)%
Wolverine World Wide, Inc.	(1,265)	$(35,344)

Machinery Manufacturing (0.53)%
TPI Composites, Inc.	(1,950)	(40,658)
Welbilt, Inc.	(2,750)	(42,433)
		(83,091)

Management of Companies and Enterprises (1.65)%
Allegiance Bancshares, Inc.	(1,655)	(53,721)
Ambac Financial Group, Inc.	(3,196)	(48,579)
Ameris Bancorp	(1,350)	(47,642)
NV5 Global, Inc.	(730)	(56,758)
Renasant Corp.	(1,625)	(54,925)
		(261,625)

Merchant Wholesalers, Durable Goods (1.78)%
Adient PLC (a)	(2,083)	(35,953)
Spectrum Brands Holdings, Inc.	(352)	(18,540)
Sunrun, Inc.	(2,769)	(43,363)
TrueCar, Inc.	(6,142)	(40,045)
Varonis Systems, Inc.	(977)	(61,102)
Veeco Instruments, Inc.	(3,601)	(41,375)
Vivint Solar, Inc.	(6,452)	(42,067)
		(282,445)

Merchant Wholesalers, Nondurable Goods (0.80)%
Adamas Pharmaceuticals, Inc.	(2,837)	(13,334)
Aimmune Therapeutics, Inc.	(1,471)	(28,788)
Andersons, Inc.	(878)	(23,855)
Atara Biotherapeutics, Inc.	(1,035)	(22,987)
Livent Corp.	(6,000)	(37,920)
		(126,884)

Mining (except Oil and Gas) (0.18)%
US Silica Holdings, Inc.	(2,750)	(28,545)

Miscellaneous Manufacturing (1.51)%
Acushnet Holdings Corp.	(1,485)	(34,882)
Haemonetics Corp.	(514)	(49,853)
ICU Medical, Inc.	(237)	(50,434)
Mattel, Inc.	(3,490)	(34,377)
Mirati Therapeutics, Inc.	(279)	(18,913)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Miscellaneous Manufacturing (1.51)% (Continued)
National Vision Holdings, Inc.	(1,840)	$(50,103)
		(238,562)

Miscellaneous Store Retailers (0.29)%
Party City Holdco, Inc.	(5,845)	(46,176)

Motor Vehicle and Parts Dealers (0.35)%
Carvana Co.	(957)	(55,391)

Nursing and Residential Care Facilities (0.40)%
Acadia Healthcare Company, Inc.	(1,991)	(64,150)

Oil and Gas Extraction (0.72)%
Jagged Peak Energy, Inc.	(2,726)	(22,626)
Pattern Energy Group, Inc. – Class A	(3,320)	(70,417)
Tellurian, Inc.	(2,745)	(21,109)
		(114,152)

Other Information Services (0.46)%
TechTarget, Inc.	(1,395)	(26,366)
Zillow Group, Inc. – Class A	(1,116)	(47,240)
		(73,606)
Paper Manufacturing (0.23)%
Graphic Packaging Holding Co.	(2,824)	(36,712)

Performing Arts, Spectator Sports, and Related Industries (0.34)%
International Game Technology PLC (a)	(4,115)	(53,495)

Primary Metal Manufacturing (0.47)%
Carpenter Technology Corp.	(937)	(38,005)
Commercial Metals Co.	(2,772)	(37,006)
		(75,011)

Professional, Scientific, and Technical Services (5.37)%
ADT, Inc.	(10,045)	(58,763)
Altair Engineering, Inc. – Class A	(1,830)	(69,741)
AnaptysBio, Inc.	(433)	(31,527)
Apellis Pharmaceuticals, Inc.	(1,023)	(20,552)
B. Riley Financial, Inc.	(1,728)	(34,266)
Carbon Black, Inc.	(4,508)	(67,845)
Carbonite, Inc.	(2,855)	(67,578)
Cardlytics, Inc.	(1,575)	(36,146)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services (5.37)% (Continued)
Cimpress NV (a)	(707)	$(61,863)
Cloudera, Inc.	(7,903)	(72,471)
Cymabay Therapeutics, Inc.	(1,669)	(20,162)
Diebold Nixdorf, Inc.	(5,064)	(43,044)
GlycoMimetics, Inc.	(2,689)	(31,837)
Nutanix, Inc. – Class A	(2,217)	(62,231)
Quotient Technology, Inc.	(4,859)	(51,360)
Ribbon Communications, Inc.	(11,664)	(49,805)
Sotheby’s	(1,543)	(52,015)
WaVe Life Sciences Ltd. (a)	(856)	(19,628)
		(850,834)

Publishing Industries (except Internet) (0.26)%
Evolent Health, Inc. – Class A	(3,797)	(40,400)

Rental and Leasing Services (0.31)%
Textainer Group Holdings Ltd. (a)	(5,230)	(48,430)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (0.53)%
PJT Partners, Inc. – Class A	(848)	(31,291)
WillScot Corp.	(3,835)	(52,080)
		(83,371)

Support Activities for Mining (0.54)%
Century Aluminum Co.	(5,880)	(32,869)
KLX Energy Services Holdings, Inc.	(1,350)	(26,595)
Nine Energy Service, Inc.	(1,570)	(26,533)
		(85,997)
Telecommunications (0.62)%
Argan, Inc.	(1,070)	(49,145)
Cincinnati Bell, Inc.	(4,007)	(25,645)
Intelsat SA (a)	(1,326)	(23,934)
		(98,724)

Textile Product Mills (0.34)%
Interface, Inc.	(3,720)	(53,828)

Transportation Equipment Manufacturing (0.57)%
Sun Hydraulics Corp.	(1,346)	(56,195)
Tenneco, Inc. – Class A	(3,373)	(33,528)
		(89,723)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Truck Transportation (0.18)%
Knight-Swift Transportation Holdings, Inc. – Class A	(1,052)	$(29,077)

Utilities (1.34)%
California Water Service Group	(1,445)	(71,123)
Chesapeake Utilities Corp.	(780)	(70,808)
Middlesex Water Co.	(1,199)	(70,933)
		(212,864)

Water Transportation (0.24)%
Golar LNG Ltd. (a)	(2,053)	(37,344)
TOTAL COMMON STOCKS (Proceeds $7,776,515)		(6,378,911)

REAL ESTATE INVESTMENT TRUSTS (4.65)%
Acadia Realty Trust	(1,714)	(46,878)
ARMOUR Residential REIT, Inc.	(1,899)	(33,043)
Brookfield Property REIT, Inc. – Class A	(2,359)	(43,500)
Colony Credit Real Estate, Inc.	(2,281)	(34,694)
CoreSite Realty Corp.	(394)	(45,988)
Front Yard Residential Corp.	(4,102)	(46,927)
Global Net Lease, Inc.	(2,698)	(49,669)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(1,755)	(45,472)
Hudson Pacific Properties, Inc.	(1,407)	(47,008)
National Health Investors, Inc.	(646)	(50,743)
New York Mortgage Trust, Inc.	(5,795)	(35,002)
Pebblebrook Hotel Trust	(1,897)	(52,793)
PotlatchDeltic Corp.	(1,324)	(44,553)
Redwood Trust, Inc.	(2,201)	(35,062)
Tier REIT, Inc.	(1,707)	(45,952)
Two Harbors Investment Corp.	(2,653)	(32,420)
Urban Edge Properties	(2,684)	(46,299)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $757,595)		(736,003)
Total Securities Sold Short (Proceeds $8,534,110)		$(7,114,914)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS* 98.97%

Administrative and Support Services 2.24%
ABM Industries, Inc.	11,870	$430,288
ManpowerGroup, Inc.	5,027	429,909
PayPal Holdings, Inc. (a)	4,793	526,031
		1,386,228

Air Transportation 0.80%
United Continental Holdings, Inc. (a)	6,360	493,854

Ambulatory Health Care Services 0.85%
Medpace Holdings, Inc. (a)(b)	9,748	526,197

Amusement, Gambling, and Recreation Industries 1.69%
Planet Fitness, Inc. – Class A (a)	6,796	519,690
SeaWorld Entertainment, Inc. (a)	16,311	521,952
		1,041,642

Apparel Manufacturing 0.84%
Lululemon Athletica, Inc. (a)	3,130	518,297

Beverage and Tobacco Product Manufacturing 1.29%
Coca-Cola Co.	8,880	436,274
Coca-Cola Consolidated, Inc.	1,203	363,318
		799,592

Broadcasting (except Internet) 1.89%
AMC Networks, Inc. – Class A (a)	7,728	407,807
Comcast Corp. – Class A	9,055	371,255
Sinclair Broadcast Group, Inc. – Class A	7,230	388,106
		1,167,168

Building Material and Garden Equipment and Supplies Dealers 0.65%
Home Depot, Inc.	2,114	401,343

Chemical Manufacturing 4.33%
AbbVie, Inc.	5,984	459,033
Celanese Corp. – Class A	5,218	495,345
Celgene Corp. (a)	4,991	468,106
Colgate-Palmolive Co.	4,375	304,588
Merck & Co., Inc.	6,549	518,746
PPG Industries, Inc.	4,151	434,402
		2,680,220

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 8.73%
Alphabet, Inc. – Class A (a)	355	$392,808
Alphabet, Inc. – Class C (a)	365	402,825
Apple, Inc.	2,921	511,379
Broadcom, Inc.	1,529	384,758
Cisco Systems, Inc.	9,899	515,045
Danaher Corp.	3,660	483,157
Garmin Ltd. (c)	6,346	485,341
Mettler-Toledo International, Inc. (a)	670	484,470
QUALCOMM, Inc.	6,530	436,335
Tech Data Corp. (a)	5,517	500,115
Teradyne, Inc.	9,361	394,473
Xilinx, Inc.	3,908	399,827
		5,390,533

Credit Intermediation and Related Activities 9.51%
Ameriprise Financial, Inc.	3,825	528,730
Bank of America Corp.	16,844	448,050
Capital One Financial Corp.	5,908	507,320
Citigroup, Inc.	7,601	472,402
Citizens Financial Group, Inc.	14,900	485,442
Discover Financial Services	6,337	472,423
Fifth Third Bancorp	16,345	433,143
KeyCorp	32,966	526,467
Popular, Inc. (c)	9,824	512,911
Regions Financial Corp.	35,510	491,103
Wells Fargo & Co.	10,669	473,384
Zions Bancorporation	12,177	524,463
		5,875,838

Data Processing, Hosting and Related Services 0.82%
Hewlett Packard Enterprise Co.	36,996	507,585

Fabricated Metal Product Manufacturing 1.57%
Ball Corp.	8,477	520,403
Timken Co.	10,260	451,543
		971,946

Food and Beverage Stores 1.02%
Core-Mark Holding Company, Inc.	11,113	409,847
Kroger Co.	9,539	217,585
		627,432

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Food Manufacturing 1.44%
Hershey Co.	3,497	$461,464
Mondelez International, Inc. – Class A	8,488	431,615
		893,079

Food Services and Drinking Places 1.63%
Starbucks Corp.	7,076	538,201
Yum! Brands, Inc.	4,598	470,605
		1,008,806

Funds, Trusts, and Other Financial Vehicles 0.72%
HealthEquity, Inc. (a)	6,834	446,670

General Merchandise Stores 0.75%
Wal-Mart, Inc.	4,556	462,161

Health and Personal Care Stores 1.52%
McKesson Corp.	3,678	449,231
Ulta Beauty, Inc. (a)	1,489	496,403
		945,634

Heavy and Civil Engineering Construction 0.74%
MasTec, Inc. (a)	9,711	451,464

Insurance Carriers and Related Activities 4.84%
Allstate Corp.	5,210	497,607
MetLife, Inc.	10,805	499,299
MGIC Investment Corp. (a)	39,277	532,203
Principal Financial Group, Inc.	9,047	466,554
Progressive Corp.	6,793	538,549
Prudential Financial, Inc.	4,947	457,004
		2,991,216

Leather and Allied Product Manufacturing 1.58%
Deckers Outdoor Corp. (a)	3,458	525,962
Nike, Inc. – Class B	5,855	451,655
		977,617

Machinery Manufacturing 2.95%
AGCO Corp.	6,908	459,796
Belden, Inc.	9,990	511,488
Cummins, Inc.	3,003	452,732
John Bean Technologies Corp.	3,918	401,791
		1,825,807

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Management of Companies and Enterprises 0.89%
AES Corp.	34,905	$551,499

Merchant Wholesalers, Durable Goods 2.26%
Builders FirstSource, Inc. (a)	31,010	436,621
Henry Schein, Inc. (a)	7,440	479,582
WESCO International, Inc. (a)	10,204	477,853
		1,394,056

Merchant Wholesalers, Nondurable Goods 2.01%
AmerisourceBergen Corp.	5,855	455,871
Cardinal Health, Inc.	10,331	434,625
Procter & Gamble Co.	3,391	348,968
		1,239,464

Mining (except Oil and Gas) 0.75%
Worthington Industries, Inc.	13,528	461,846

Motor Vehicle and Parts Dealers 0.64%
AutoZone, Inc. (a)	385	395,437

Nonmetallic Mineral Product Manufacturing 0.70%
Owens-Illinois, Inc.	27,047	432,752

Nonstore Retailers 1.49%
Amazon.com, Inc. (a)	229	406,491
World Fuel Services Corp.	17,693	515,574
		922,065

Nursing and Residential Care Facilities 0.76%
Omnicell, Inc. (a)	5,889	467,881

Oil and Gas Extraction 0.76%
Phillips 66	5,805	469,044

Petroleum and Coal Products Manufacturing 2.50%
Chevron Corp.	4,373	497,866
CVR Energy, Inc. (b)	12,365	525,142
Valero Energy Corp.	7,430	523,072
		1,546,080

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Plastics and Rubber Products Manufacturing 1.51%
Berry Global Group, Inc. (a)	9,097	$427,741
Carlisle Companies, Inc.	3,784	504,445
		932,186

Professional, Scientific, and Technical Services 9.33%
Amgen, Inc.	3,230	538,440
Arrowhead Pharmaceuticals, Inc. (a)	19,736	467,941
Biogen, Inc. (a)	1,921	421,256
Cadence Design Systems, Inc. (a)	8,440	536,531
eBay, Inc.	11,050	397,027
Insperity, Inc.	3,577	407,420
International Business Machines Corp.	4,195	532,723
Omnicom Group, Inc.	6,143	475,222
PRA Health Sciences, Inc. (a)	5,560	482,219
Tetra Tech, Inc.	6,512	439,690
Verint Systems, Inc. (a)	9,527	540,658
VMware, Inc. – Class A (a)(b)	2,985	528,285
		5,767,412

Publishing Industries (except Internet) 5.90%
Citrix Systems, Inc.	5,688	535,355
Fortinet, Inc. (a)	7,146	517,942
Intuit, Inc.	2,011	492,393
Microsoft Corp.	4,029	498,307
Nuance Communications, Inc. (a)	33,231	570,575
Oracle Corp.	10,858	549,415
Veeva Systems, Inc. – Class A (a)	3,140	484,471
		3,648,458

Rail Transportation 0.78%
Union Pacific Corp.	2,907	484,829

Real Estate 1.61%
CBRE Group, Inc. – Class A (a)	10,742	490,909
Jones Lang LaSalle, Inc.	4,096	509,747
		1,000,656

Rental and Leasing Services 1.68%
Navient Corp.	39,430	514,167
Synchrony Financial	15,463	520,021
		1,034,188

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 1.46%
Allegion PLC (c)	4,091	$397,032
Stifel Financial Corp.	9,463	507,501
		904,533

Specialty Trade Contractors 0.72%
EMCOR Group, Inc.	5,560	447,914

Support Activities for Mining 0.73%
Compass Minerals International, Inc.	8,875	452,714

Telecommunications 0.95%
Verizon Communications, Inc.	10,802	587,089

Transportation Equipment Manufacturing 4.01%
Boeing Co.	1,383	472,446
Ford Motor Co.	34,326	326,784
General Motors Co.	11,200	373,408
Lockheed Martin Corp.	1,320	446,873
Oshkosh Corp.	6,118	435,540
Spirit AeroSystems Holdings, Inc. – Class A	5,225	423,434
		2,478,485

Truck Transportation 0.81%
Landstar System, Inc.	5,208	501,270

Utilities 3.42%
Black Hills Corp.	8,409	640,767
Exelon Corp.	11,453	550,660
NRG Energy, Inc.	11,335	385,843
Southwest Gas Holdings, Inc.	6,280	534,679
		2,111,949

Water Transportation 0.90%
Norwegian Cruise Line Holdings Ltd. (a)(c)	10,153	555,471
TOTAL COMMON STOCKS (Cost $59,858,055)		61,177,607

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS* 7.56%
Apartment Investment & Management Co. – Class A	10,300	$514,485
AvalonBay Communities, Inc.	2,767	561,730
Brandywine Realty Trust	36,222	547,314
Host Hotels & Resorts, Inc.	26,801	485,366
Kimco Realty Corp.	29,320	510,168
Mack-Cali Realty Corp.	24,317	552,482
Medical Properties Trust, Inc.	28,949	514,713
PS Business Parks, Inc.	2,990	481,151
Xenia Hotels & Resorts, Inc.	24,098	503,889
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,521,729)		4,671,298

SHORT-TERM INVESTMENTS 1.95%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 2.270% (b)(d)	1,202,714	1,202,714
TOTAL SHORT-TERM INVESTMENTS (Cost $1,202,714)		1,202,714
Total Investments (Cost $65,582,498) 108.48%		67,051,619
Liabilities in Excess of Other Assets (8.48)%		(5,241,496)
TOTAL NET ASSETS 100.00%		$61,810,123

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $62,605,352, is pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of May 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

May 31, 2019 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (82.68)%

COMMON STOCKS (73.63)%

Accommodation (0.53)%
MGM Resorts International	(13,230)	$(328,369)

Administrative and Support Services (1.62)%
Perspecta, Inc.	(16,294)	(353,743)
ServiceMaster Global Holdings, Inc.	(6,465)	(349,110)
Teladoc Health, Inc.	(5,118)	(297,458)
		(1,000,311)

Air Transportation (0.47)%
Spirit Airlines, Inc.	(6,270)	(288,922)

Amusement, Gambling, and Recreation Industries (0.50)%
Six Flags Entertainment Corp.	(6,231)	(307,562)

Beverage and Tobacco Product Manufacturing (0.45)%
National Beverage Corp.	(6,210)	(280,382)

Broadcasting (except Internet) (0.31)%
Cable One, Inc.	(170)	(189,899)

Chemical Manufacturing (5.48)%
ACADIA Pharmaceuticals, Inc.	(3,614)	(86,700)
Aerie Pharmaceuticals, Inc.	(5,426)	(197,615)
Albemarle Corp.	(5,933)	(375,559)
Alnylam Pharmaceuticals, Inc.	(2,367)	(159,820)
Bluebird Bio, Inc.	(1,372)	(164,530)
Clovis Oncology, Inc.	(8,827)	(130,463)
DowDuPont, Inc.	(10,430)	(318,324)
Heron Therapeutics, Inc.	(10,310)	(175,579)
Immunomedics, Inc.	(12,902)	(168,629)
Medicines Co.	(5,441)	(193,972)
MyoKardia, Inc.	(3,770)	(175,607)
Nektar Therapeutics	(6,681)	(209,248)
Puma Biotechnology, Inc.	(6,302)	(93,207)
REGENXBIO, Inc.	(3,972)	(170,875)
Sarepta Therapeutics, Inc.	(1,487)	(169,295)
Tronox Holdings PLC – Class A (a)	(26,611)	(246,684)
Ultragenyx Pharmaceutical, Inc.	(3,140)	(172,480)
Zogenix, Inc.	(4,800)	(180,912)
		(3,389,499)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Clothing and Clothing Accessories Stores (0.47)%
Tiffany & Co.	(3,289)	$(293,083)

Computer and Electronic Product Manufacturing (6.25)%
Advanced Micro Devices, Inc.	(9,144)	(250,637)
Avanos Medical, Inc.	(8,075)	(304,266)
Cubic Corp.	(5,453)	(307,658)
First Solar, Inc.	(4,535)	(263,211)
Guidewire Software, Inc.	(3,373)	(339,054)
Lumentum Holdings, Inc.	(6,154)	(249,052)
Marvell Technology Group Ltd. (a)	(14,232)	(317,374)
Microchip Technology, Inc.	(3,330)	(266,500)
NVIDIA Corp.	(2,067)	(279,996)
Plantronics, Inc.	(6,812)	(279,769)
Pure Storage, Inc. – Class A	(15,195)	(240,993)
Square, Inc. – Class A	(5,210)	(322,759)
Western Digital Corp.	(6,819)	(253,803)
Zynga, Inc. – Class A	(29,860)	(187,819)
		(3,862,891)

Construction of Buildings (1.51)%
Dycom Industries, Inc.	(5,870)	(306,238)
KB Home	(12,470)	(313,371)
Lennar Corp. – Class A	(6,340)	(314,844)
		(934,453)

Credit Intermediation and Related Activities (5.12)%
Atlantic Union Bankshares Corp.	(9,535)	(307,981)
BOK Financial Corp.	(4,230)	(316,954)
Cadence BanCorp	(15,665)	(289,803)
CenterState Bank Corp.	(14,346)	(314,034)
CVB Financial Corp.	(15,040)	(309,072)
Flagstar Bancorp, Inc.	(10,849)	(341,526)
Independent Bank Group, Inc.	(6,531)	(337,261)
PennyMac Financial Services, Inc.	(14,950)	(317,090)
Synovus Financial Corp.	(9,764)	(312,057)
WSFS Financial Corp.	(8,090)	(321,092)
		(3,166,870)

Data Processing, Hosting and Related Services (1.07)%
Ceridian HCM Holding, Inc.	(6,560)	(322,621)
Upwork, Inc.	(22,480)	(336,750)
		(659,371)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Educational Services (0.54)%
Grand Canyon Education, Inc.	(2,810)	$(336,807)

Electrical Equipment, Appliance, and
Component Manufacturing (1.44)%
Altra Industrial Motion Corp.	(9,616)	(301,654)
Axon Enterprise, Inc.	(5,076)	(338,975)
Energizer Holdings, Inc.	(6,141)	(251,290)
		(891,919)

Fabricated Metal Product Manufacturing (0.38)%
McDermott International, Inc. (a)	(38,400)	(231,936)

Food and Beverage Stores (0.53)%
GrubHub, Inc.	(5,044)	(328,617)

Food Manufacturing (1.23)%
Conagra Brands, Inc.	(9,677)	(259,053)
Hain Celestial Group, Inc.	(12,367)	(252,163)
Kraft Heinz Co.	(9,023)	(249,486)
		(760,702)

Food Services and Drinking Places (0.33)%
Casey’s General Stores, Inc.	(1,587)	(204,850)

Furniture and Home Furnishings Stores (0.88)%
At Home Group, Inc.	(14,036)	(267,386)
Floor & Decor Holdings, Inc. – Class A	(7,685)	(272,970)
		(540,356)

General Merchandise Stores (0.27)%
PriceSmart, Inc.	(3,475)	(168,885)

Heavy and Civil Engineering Construction (0.50)%
Granite Construction, Inc.	(7,677)	(308,539)

Insurance Carriers and Related Activities (4.23)%
American International Group, Inc.	(6,427)	(328,227)
Brighthouse Financial, Inc.	(8,395)	(297,939)
Centene Corp.	(5,658)	(326,750)
Everest Re Group Ltd. (a)	(1,329)	(329,139)
Humana, Inc.	(1,350)	(330,560)
Loews Corp.	(6,310)	(324,082)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Insurance Carriers and Related Activities (4.23)% (Continued)
Markel Corp.	(310)	$(328,250)
White Mountains Insurance Group Ltd. (a)	(360)	(352,655)
		(2,617,602)

Machinery Manufacturing (0.92)%
Evoqua Water Technologies Corp.	(24,296)	(285,964)
II-VI, Inc.	(9,070)	(285,070)
		(571,034)

Management of Companies and Enterprises (1.06)%
Ameris Bancorp	(9,578)	(338,008)
Renasant Corp.	(9,390)	(317,382)
		(655,390)

Merchant Wholesalers, Durable Goods (4.37)%
Adient PLC (a)	(14,520)	(250,615)
GCP Applied Technologies, Inc.	(12,047)	(315,149)
Mohawk Industries, Inc.	(2,310)	(313,121)
New Relic, Inc.	(3,185)	(319,520)
Spectrum Brands Holdings, Inc.	(5,023)	(264,561)
Sunrun, Inc.	(19,026)	(297,947)
Trinity Industries, Inc.	(15,804)	(304,702)
Varonis Systems, Inc.	(5,078)	(317,578)
Westrock Co.	(9,800)	(319,480)
		(2,702,673)

Merchant Wholesalers, Nondurable Goods (0.97)%
Aimmune Therapeutics, Inc.	(9,791)	(191,610)
Atara Biotherapeutics, Inc.	(5,597)	(124,309)
Freshpet, Inc.	(6,120)	(284,396)
		(600,315)

Miscellaneous Manufacturing (3.78)%
Cantel Medical Corp.	(4,718)	(324,315)
Haemonetics Corp.	(3,184)	(308,816)
ICU Medical, Inc.	(1,538)	(327,286)
Insulet Corp.	(2,986)	(327,834)
Mattel, Inc.	(26,588)	(261,892)
Mirati Therapeutics, Inc.	(2,560)	(173,542)
National Vision Holdings, Inc.	(9,910)	(269,849)
Nevro Corp.	(5,821)	(344,080)
		(2,337,614)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Motion Picture and Sound Recording Industries (0.64)%
Lions Gate Entertainment Corp. – Class B (a)	(14,330)	$(197,181)
Take-Two Interactive Software, Inc.	(1,862)	(201,375)
		(398,556)

Motor Vehicle and Parts Dealers (0.74)%
Cargurus, Inc.	(5,288)	(180,638)
Carvana Co.	(4,710)	(272,615)
		(453,253)

Oil and Gas Extraction (1.98)%
Callon Petroleum Co.	(38,521)	(240,756)
Concho Resources, Inc.	(2,442)	(239,340)
Diamondback Energy, Inc.	(2,869)	(281,334)
Jagged Peak Energy, Inc.	(27,335)	(226,881)
Matador Resources Co.	(14,188)	(233,251)
		(1,221,562)

Other Information Services (0.65)%
Facebook, Inc. – Class A	(972)	(172,501)
Zillow Group, Inc. – Class A	(5,377)	(227,608)
		(400,109)

Paper Manufacturing (0.11)%
Graphic Packaging Holding Co.	(5,251)	(68,263)

Performing Arts, Spectator Sports, and Related Industries (0.81)%
Electronic Arts, Inc.	(2,030)	(188,952)
International Game Technology PLC (a)	(24,261)	(315,394)
		(504,346)

Pipeline Transportation (1.47)%
New Jersey Resources Corp.	(6,755)	(320,525)
South Jersey Industries, Inc.	(11,197)	(353,264)
Targa Resources Corp.	(6,020)	(231,529)
		(905,318)

Plastics and Rubber Products Manufacturing (0.45)%
Newell Brands, Inc.	(20,870)	(280,075)

Primary Metal Manufacturing (0.96)%
Commercial Metals Co.	(21,048)	(280,991)
United States Steel Corp.	(26,620)	(314,648)
		(595,639)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Printing and Related Support Activities (0.37)%
Centennial Resource Development, Inc. – Class A	(29,055)	$(229,535)

Professional, Scientific, and Technical Services (5.69)%
2U, Inc.	(8,672)	(329,449)
ADT, Inc.	(55,240)	(323,154)
Allakos, Inc.	(4,500)	(176,400)
AnaptysBio, Inc.	(2,916)	(212,314)
Aspen Technology, Inc.	(2,892)	(328,560)
BrightView Holdings, Inc.	(20,699)	(345,880)
Cimpress NV (a)	(3,979)	(348,163)
Cloudera, Inc.	(33,884)	(310,716)
Diebold Nixdorf, Inc.	(32,120)	(273,020)
Nutanix, Inc. – Class A	(9,256)	(259,816)
Pluralsight, Inc. – Class A	(10,520)	(335,167)
SYNNEX Corp.	(3,159)	(273,917)
		(3,516,556)

Publishing Industries (except Internet) (2.22)%
Activision Blizzard, Inc.	(4,129)	(179,075)
FireEye, Inc.	(21,980)	(320,688)
LogMeIn, Inc.	(4,038)	(290,050)
Shutterfly, Inc.	(5,630)	(267,312)
SS&C Technologies Holdings, Inc.	(5,673)	(315,702)
		(1,372,827)

Real Estate (0.55)%
Howard Hughes Corp.	(3,281)	(337,418)

Rental and Leasing Services (0.97)%
Air Lease Corp. – Class A	(8,370)	(301,320)
Aircastle Ltd. (a)	(15,380)	(298,680)
		(600,000)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (1.95)%
Aramark	(9,610)	(334,332)
CBOE Global Markets, Inc.	(3,115)	(338,102)
Goldman Sachs Group, Inc.	(1,440)	(262,786)
Moelis & Co. – Class A	(8,290)	(263,456)
		(1,198,676)

Support Activities for Mining (0.52)%
Cleveland-Cliffs, Inc.	(36,900)	(321,030)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Telecommunications (0.96)%
GCI Liberty, Inc. – Class A	(3,105)	$(180,369)
Vonage Holdings Corp.	(17,693)	(209,485)
Zayo Group Holdings, Inc.	(6,222)	(203,460)
		(593,314)

Transportation Equipment Manufacturing (3.35)%
Aerovironment, Inc.	(4,630)	(299,793)
Kratos Defense & Security Solutions, Inc.	(13,752)	(303,231)
RBC Bearings, Inc.	(2,486)	(353,757)
REV Group, Inc.	(27,749)	(307,459)
Sun Hydraulics Corp.	(6,914)	(288,660)
Tesla, Inc.	(1,135)	(210,157)
Wabtec Corp.	(4,830)	(301,295)
		(2,064,352)

Truck Transportation (0.84)%
Knight-Swift Transportation Holdings, Inc. – Class A	(9,453)	(261,281)
Saia, Inc.	(4,423)	(260,957)
		(522,238)

Utilities (2.33)%
American Water Works Co., Inc.	(3,050)	(344,711)
Aqua America, Inc.	(8,780)	(347,161)
Atmos Energy Corp.	(3,704)	(377,068)
NiSource, Inc.	(13,285)	(369,987)
		(1,438,927)

Water Transportation (0.86)%
Golar LNG Ltd. (a)	(12,730)	(231,559)
Kirby Corp.	(3,897)	(301,550)
		(533,109)
TOTAL COMMON STOCKS (Proceeds $50,932,627)		(45,513,954)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (9.05)%
Acadia Realty Trust	(12,727)	$(348,084)
Annaly Capital Management, Inc.	(34,389)	(302,967)
Colony Credit Real Estate, Inc.	(16,444)	(250,113)
CyrusOne, Inc.	(5,541)	(327,141)
Healthcare Trust of America, Inc. – Class A	(11,780)	(339,146)
Hudson Pacific Properties, Inc.	(9,588)	(320,335)
Macerich Co.	(8,482)	(308,151)
National Health Investors, Inc.	(4,141)	(325,276)
New Residential Investment Corp.	(15,829)	(241,392)
Outfront Media, Inc.	(13,266)	(327,007)
Pebblebrook Hotel Trust	(10,161)	(282,781)
PennyMac Mortgage Investment Trust	(12,890)	(268,112)
PotlatchDeltic Corp.	(9,502)	(319,742)
Redwood Trust, Inc.	(16,880)	(268,898)
Two Harbors Investment Corp.	(21,750)	(265,785)
Urban Edge Properties	(21,822)	(376,430)
Vornado Realty Trust	(5,238)	(346,913)
WP Carey, Inc.	(4,510)	(374,374)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $5,757,444)		(5,592,647)
Total Securities Sold Short (Proceeds $56,690,071)		$(51,106,601)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2019 (Unaudited)

	Long/Short	Opportunities	Market
	Equity Fund	Fund	Neutral Fund
Assets
Investments, at value (cost $117,188,655,
$22,210,164 and $65,582,498, respectively)	$127,028,737	$22,710,969	$67,051,619
Receivable for investments sold	31,880,947	—	28,714,263
Deposit for short sales at broker	10,083,698	262,095	44,830,858
Dividends and interest receivable	291,827	26,143	151,597
Receivable for Fund shares sold	4,300	—	141,623
Cash	2,689	777	—
Receivable from Broker	—	—	28,932
Other assets	11,805	10,716	14,356
Total Assets	169,304,003	23,010,700	140,933,248

Liabilities
Securities sold short, at value
(proceeds $51,023,249, $8,534,110
and $56,690,071, respectively)	43,752,173	7,114,914	51,106,601
Payable for investments purchased	31,196,262	—	27,866,534
Dividends payable on short positions	44,833	4,931	53,853
Payable to broker for interest expense	7,260	3,943	—
Payable to Adviser	83,404	12,232	60,969
Payable to affiliates	33,489	19,816	23,978
Accrued expenses and other liabilities	16,972	14,023	11,190
Total Liabilities	75,134,393	7,169,859	79,123,125
Net Assets	$94,169,610	$15,840,841	$61,810,123

Net Assets Consist Of:
Paid-in capital	65,490,593	9,098,497	64,176,910
Total distributable earnings	28,679,017	6,742,344	(2,366,787)
Net Assets	$94,169,610	$15,840,841	$61,810,123

Institutional Class Shares
Net Assets	$94,169,610	$15,840,841	$61,810,123
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	5,311,179	1,538,311	5,878,036
Net asset value, redemption price
and offering price per share	$17.73	$10.30	$10.52

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2019 (Unaudited)

	Long/Short	Opportunities	Market
	Equity Fund	Fund	Neutral Fund
Investment Income
Dividend income(1)	$1,774,670	$280,812	$1,047,103
Interest income	3,614	3,537	451,151
Securities lending income	—	64	—
Total Investment Income	1,778,284	284,413	1,498,254

Expenses
Management fees	503,503	118,956	376,432
Dividends on short positions	292,901	87,196	492,910
Interest and broker expenses	144,839	67,231	—
Administration fees	61,297	16,875	46,401
Transfer agent fees and expenses	22,662	10,875	14,990
Federal and state registration fees	10,650	9,928	13,426
Audit and tax fees	9,822	9,822	9,822
Custody fees	9,755	6,470	8,702
Legal fees	9,509	6,549	6,090
Chief Compliance Officer fees	5,909	5,909	5,909
Reports to shareholders	5,017	1,993	2,087
Fund accounting fees	4,999	4,817	5,005
Trustees’ fees	4,101	4,101	4,101
Other expenses	3,864	3,354	5,311
Total Expenses	1,088,828	354,076	991,186
Expense (waiver) recoupment
by Adviser (Note 4)	—	(20,865)	67,218
Net Expenses	1,088,828	333,211	1,058,404
Net Investment Income (Loss)	689,456	(48,798)	439,850

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,732,782	2,544,401	(153,715)
Short transactions	2,675,713	2,758,399	(4,172,488)
Change in net unrealized
appreciation (depreciation) on:
Investments	(15,717,602)	(6,176,803)	(2,392,696)
Short transactions	(3,173,515)	(2,083,136)	734,504
Realized and Unrealized
Loss on Investments	(7,482,622)	(2,957,139)	(5,984,395)

Net Decrease in Net
Assets from Operations	$(6,793,166)	$(3,005,937)	$(5,544,545)

(1)	Net of $606 in dividend withholding tax for the Opportunities Fund.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018
From Operations
Net investment income	$689,456	$39,778
Net realized gain (loss) from:
Investments	8,732,782	15,476,063
Short transactions	2,675,713	(9,606,014)
Change in net unrealized
appreciation (depreciation) on:
Investments	(15,717,602)	(7,017,239)
Short transactions	(3,173,515)	10,537,785
Net increase (decrease) in
net assets from operations	(6,793,166)	9,430,373

From Distributions
Net dividends and distributions	(4,715,158)	(16,352,802)
Net decrease in net assets resulting
from distributions paid	(4,715,158)	(16,352,802)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	5,557,547	8,504,815
Net asset value of shares issued in
reinvestment of distributions to shareholders –
Institutional Class	3,301,834	12,291,992
Payments for shares redeemed –
Institutional Class	(16,042,741)	(29,578,358)
Net decrease in net assets from
capital share transactions	(7,183,360)	(8,781,551)

Total Decrease In Net Assets	(18,691,684)	(15,703,980)

Net Assets
Beginning of period	112,861,294	128,565,274
End of period	$94,169,610	$112,861,294

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018
From Operations
Net investment loss	$(48,798)	$(457,822)
Net realized gain (loss) from:
Investments	2,544,401	7,826,820
Short transactions	2,758,399	(5,436,778)
Change in net unrealized
appreciation (depreciation) on:
Investments	(6,176,803)	(8,051,073)
Short transactions	(2,083,136)	4,024,434
Net decrease in net assets from operations	(3,005,937)	(2,094,419)

From Distributions
Net dividends and distributions	(249,132)	(7,815,655)
Net decrease in net assets resulting
from distributions paid	(249,132)	(7,815,655)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	406,436	1,321,094
Net asset value of shares issued in
reinvestment of distributions to shareholders –
Institutional Class	195,259	6,789,789
Payments for shares redeemed –
Institutional Class	(16,159,888)	(32,435,091)
Net decrease in net assets from
capital share transactions	(15,558,193)	(24,324,208)

Total Decrease In Net Assets	(18,813,262)	(34,234,282)

Net Assets
Beginning of period	34,654,103	68,888,385
End of period	$15,840,841	$34,654,103

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018
From Operations
Net investment gain (loss)	$439,850	$(16,121)
Net realized loss from:
Investments	(153,715)	(975,840)
Short transactions	(4,172,488)	(3,414,707)
Change in net unrealized
appreciation (depreciation) on:
Investments	(2,392,696)	741,915
Short transactions	734,504	5,185,930
Net increase (decrease) in
net assets from operations	(5,544,545)	1,521,177

From Distributions
Net dividends and distributions	(13,122)	—
Net decrease in net assets
resulting from distributions paid	(13,122)	—

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	20,573,390	62,278,983
Net asset value of shares issued in
reinvestment of distributions to shareholders –
Institutional Class	10,484	—
Payments for shares redeemed –
Institutional Class	(34,333,773)	(5,306,765)
Net increase (decrease) in net assets
from capital share transactions	(13,749,899)	56,972,218

Total Increase (Decrease) In Net Assets	(19,307,566)	58,493,395

Net Assets
Beginning of period	81,117,689	22,624,294
End of period	$61,810,123	$81,117,689

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Statements of Cash Flows

For the Period Ended May 31, 2019 (Unaudited)

	Long/Short	Opportunities	Market
	Equity Fund	Fund	Neutral Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets
resulting from operations	$(6,793,166)	$(3,005,937)	$(5,544,545)
Adjustments to reconcile net increase in
net assets from operations to net
cash provided in operating activities:
Purchases of investments	(161,765,254)	(48,501,568)	(109,937,081)
Purchases of short-term investments, net	(226,715)	732,980	(377,729)
Proceeds from sales of
long-term investments	183,441,309	71,936,013	130,662,143
Return of capital distributions received
from underlying investments	153,155	2,443	227,787
(Increase) Decrease in dividends and
interest receivable	(40,652)	15,268	22,703
Decrease in deposits at broker
for short sales	1,486,374	46,222	16,200,594
Increase in receivable for investment
securities sold	(31,880,947)	—	(2,103,420)
Decrease in receivable for
securities lending	15	449	—
Decrease in receivable from broker	—	—	2,942
(Increase) Decrease in other assets	1,468	5,371	(6,137)
Proceeds from securities sold short	64,898,771	14,738,604	86,285,344
Purchases to cover securities sold short	(76,028,539)	(23,080,075)	(107,280,526)
Increase (Decrease) in payable for
investment securities purchased	31,196,262	—	(368,971)
Increase (Decrease) in dividends
payable on short positions	3,100	(9,635)	(27,115)
Decrease in payable to broker
for interest expense	(2,760)	(2,444)	—
Decrease in payable to Adviser	(9,307)	(16,885)	(12,369)
Decrease in accrued expenses and
other liabilities	(13,573)	(13,769)	(22,356)
Unrealized depreciation on investments	15,717,602	6,176,803	2,392,696
Unrealized depreciation (appreciation)
on short transactions	3,173,515	2,083,136	(734,504)
Net realized (gain) loss on investments	(8,732,782)	(2,544,401)	153,715
Net realized (gain) loss on short transactions	(2,675,713)	(2,758,399)	4,172,488
Net cash provided in operating activities	11,902,163	15,804,176	13,705,659

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Period Ended May 31, 2019 (Unaudited)

	Long/Short	Opportunities	Market
	Equity Fund	Fund	Neutral Fund
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$5,556,674	$407,305	$20,632,914
Payment on shares redeemed	(16,051,091)	(16,159,888)	(34,338,773)
Cash distributions paid to shareholders	(1,413,324)	(53,873)	(2,638)
Net cash used by financing activities	(11,907,741)	(15,806,456)	(13,708,497)
Net change in cash	$(5,578)	$(2,280)	$(2,838)

CASH:
Beginning Balance	8,267	3,057	2,838
Ending Balance	$2,689	$777	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	147,599	69,675	—
Non-cash financing activities –
distributions reinvested	3,301,834	195,259	10,484
Non-cash financing activities –
increase (decrease) in receivable
for Fund shares sold	873	(869)	(59,524)
Non-cash financing activities –
decrease in payable for
Fund shares redeemed	8,350	—	5,000

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Period	$19.83

Income (loss) from investment operations:
Net investment income(1)	0.12
Net realized and unrealized gain (loss) on investments	(1.36)
Total from investment operations	(1.24)

Less distributions paid:
From net investment income	(0.07)
From net realized gains	(0.79)
Total distributions paid	(0.86)

Net Asset Value, End of Period	$17.73

Total Return(2)(5)	-6.03%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$94,170
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)(4)	2.16%
After waiver and expense reimbursement(3)(4)	2.16%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(4)	1.37%
After waiver and expense reimbursement(4)	1.37%
Portfolio turnover rate(5)	115.63%

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.29% and 1.29%, 1.27% and 1.27%, 1.28% and 1.28%, 1.31% and 1.31%, 1.26% and 1.26%, 1.24% and 1.24% for the periods ended May 31, 2019, November 30, 2018, November 30, 2017, November 30, 2016, November 30, 2015, and November 30, 2014, respectively.

(4)	Annualized for periods less than one year.
(5)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2018	2017	2016	2015	2014
$21.03	$18.47	$18.63	$18.11	$17.65

0.01	0.04	0.11	0.04	0.02
1.47	3.32	0.93	0.53	2.02
1.48	3.36	1.04	0.57	2.04

(0.04)	(0.18)	(0.07)	(0.05)	(0.09)
(2.64)	(0.62)	(1.13)	—	(1.49)
(2.68)	(0.80)	(1.20)	(0.05)	(1.58)

$19.83	$21.03	$18.47	$18.63	$18.11

7.69%	18.81%	6.04%	3.15%	12.18%

$112,861	$128,565	$125,815	$225,867	$316,621

2.20%	2.11%	2.21%	2.24%	2.24%
2.20%	2.11%	2.21%	2.24%	2.24%

0.03%	0.20%	0.65%	0.24%	0.15%
0.03%	0.20%	0.65%	0.24%	0.15%
193.55%	214.61%	260.81%	251.00%	267.84%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Period	$11.52

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.11)
Total from investment operations	(1.13)

Less distributions paid:
From net investment income	—
From net realized gains	(0.09)
Total distributions paid	(0.09)

Net Asset Value, End of Period	$10.30

Total Return(4)(5)	-9.79%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$15,841
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)(7)	2.98%
After waiver and expense reimbursement(6)(7)	2.80%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(7)	(0.59)%
After waiver and expense reimbursement(7)	(0.41)%
Portfolio turnover rate(5)	142.53%

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Amount is less than 0.5 cent per share.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than one year.
(6)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.68% and 1.50%, 1.43% and 1.41%, 1.34% and 1.34%, 1.36% and 1.36%, 1.34% and 1.34%, and 1.50% and 1.50% for the periods ended May 31, 2019, November 30, 2018, November 30, 2017, November 30, 2016, November 30, 2015 and November 30, 2014, respectively.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2018	2017	2016	2015	2014(1)
$13.74	$11.82	$11.04	$10.63	$10.00

(0.11)	(0.08)	0.01	(0.11)	(0.10)
(0.55)	2.00	0.87	0.52	0.73
(0.66)	1.92	0.88	0.41	0.63

—	—	—	—	(0.00	)(3)
(1.56)	—	(0.10)	—	0.00
(1.56)	—	(0.10)	—	—

$11.52	$13.74	$11.82	$11.04	$10.63

-5.48%	16.24%	8.11%	3.76%	6.34%

$34,654	$68,888	$77,990	$85,536	$69,026

2.64%	2.35%	2.57%	2.63%	2.69%
2.62%	2.35%	2.57%	2.63%	2.69%

(0.91)%	(0.63)%	0.12%	(0.99)%	(1.02)%
(0.89)%	(0.63)%	0.12%	(0.99)%	(1.02)%
252.88%	262.18%	316.15%	319.97%	281.92%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

	Six Months Ended
	May 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.29

Income (loss) from investment operations:
Net investment income (loss)(2)	0.06
Net realized and unrealized gain (loss) on investments	(0.83)
Total from investment operations	(0.77)

Less distributions paid:
From net investment income	(0.00	)(7)
From net realized gains	—
Total distributions paid	—

Net Asset Value, End of Period	$10.52

Total Return(3)(4)	-6.81%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$61,810
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupment(5)(6)	2.63%
After waiver, expense reimbursement and recoupment(5)(6)	2.81%
Ratio of net investment income (loss) to average net assets:
Before waiver, expense reimbursement and recoupment(6)	1.35%
After waiver, expense reimbursement and recoupment(6)	1.17%
Portfolio turnover rate(4)	131.93%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupment and after waiver, expense reimbursement and recoupment ratios excluding dividends on short positions, interest and broker expenses were 1.32% and 1.50%, 1.43% and 1.50%, 1.91% and 1.50%, 2.51% and 1.50% for the periods ended May 31, 2019, November 30, 2018, November 30, 2017 and November 30, 2016, respectively.

(6)	Annualized for periods less than one year.
(7)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

			Period Ended
Year Ended November 30,			November 30,
2018		2017	2016(1)
$10.74		$10.30	$10.00

(0.00	)(7)	(0.06)	(0.07)
0.55		0.50	0.37
0.55		0.44	0.30

—		—	—
—		—	—
—		—	—

$11.29		$10.74	$10.30

5.02%		4.37%	3.00%

$81,118		$22,624	$16,872

2.63%		2.88%	4.27%
2.70%		2.47%	3.26%

0.04%		(0.96)%	(1.92)%
(0.03)		(0.55)%	(0.91)%
220.15%		262.19%	218.04%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2019 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Long/Short Equity Fund (formerly known as the Convergence Core Plus Fund), Convergence Opportunities Fund and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Long/Short Equity Fund and Convergence Opportunities Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Long/Short Equity Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional Class and Investment Class shares, respectively.  Effective February 27, 2017 the Convergence Long/Short Equity Fund ceased offering its Investment Class shares and the remaining Investment Class shares converted to Institutional Class shares on March 27, 2017.  Effective January 25, 2018 the Convergence Long/Short Equity Fund’s Investment Class shares were permanently closed.  The Convergence Opportunities Fund became effective on November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  The Convergence Market Neutral Fund became effective on January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2019:

Convergence Long/Short Equity Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$122,440,332	$—	$—	$122,440,332
Real Estate
Investment Trusts	4,266,154	—	—	4,266,154
Short-Term Investments	322,251	—	—	322,251
Total Assets	$127,028,737	$—	$—	$127,028,737
Liabilities:
Securities Sold Short
Common Stocks	$(40,488,766)	$—	$—	$(40,488,766)
Real Estate
Investment Trusts	(3,263,407)	—	—	(3,263,407)
Total Securities Sold Short	$(43,752,173)	$—	$—	$(43,752,173)
Total Liabilities	$(43,752,173)	$—	$—	$(43,752,173)

Convergence Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$20,882,098	$—	$—	$20,882,098
Real Estate
Investment Trusts	1,472,106	—	—	1,472,106
Short-Term Investments	356,765	—	—	356,765
Total Equity	22,710,969	—	—	22,710,969
Total Assets	$22,710,969	$—	$—	$22,710,969
Liabilities:
Securities Sold Short
Common Stocks	$(6,378,911)	$—	$—	$(6,378,911)
Real Estate
Investment Trusts	(736,003)	—	—	(736,003)
Total Securities Sold Short	$(7,114,914)	$—	$—	$(7,114,914)
Total Liabilities	$(7,114,914)	$—	$—	$(7,114,914)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Convergence Market Neutral Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$61,177,607	$—	$—	$61,177,607
Real Estate
Investment Trusts	4,671,298	—	—	4,671,298
Short-Term Investments	1,202,714	—	—	1,202,714
Total Assets	$67,051,619	$—	$—	$67,051,619
Liabilities:
Securities Sold Short
Common Stocks	$(45,513,954)	$—	$—	$(45,513,954)
Real Estate
Investment Trusts	(5,592,647)	—	—	(5,592,647)
Total Securities Sold Short	$(51,106,601)	$—	$—	$(51,106,601)
Total Liabilities	$(51,106,601)	$—	$—	$(51,106,601)

(1) See the Schedule of Investments for industry classifications.

The Funds measure Level 3 activity as of the end of the period.  For the period ended May 31, 2019, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2019.

(b)	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2018, the Funds did not incur any interest or penalties.

(e)	Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

(g)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s NAV per share.

(h)	Allocation of Income, Expenses and Gains/Losses

Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2018 and November 30, 2017 was as follows:

Convergence Long/Short Equity Fund
	November 30, 2018	November 30, 2017
Ordinary Income	$8,734,021	$5,240,678
Long-Term Capital Gain	$7,618,781	$334,878

Convergence Opportunities Fund
	November 30, 2018	November 30, 2017
Ordinary Income	$6,131,381	$—
Long-Term Capital Gain	$1,684,274	$—

The Convergence Long/Short Equity Fund and Convergence Opportunities Fund designated as short-term and long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2018.  The Convergence Long/Short Equity Fund and Convergence Opportunities Fund utilized earnings and profits distributed to shareholders on

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

redemption of shares as part of the dividend paid deduction. The amounts designated as gain for the fiscal years ended November 30, 2018 and 2017 were as follows:

Convergence Long/Short Equity Fund
	November 30, 2018	November 30, 2017
Long-term	$1,433,047	$4,521,695

Convergence Opportunities Fund
	November 30, 2018	November 30, 2017
Long-term	$1,967,067	$2,808,716

As of November 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence	Convergence
	Long/Short	Opportunities	Market
	Equity Fund	Fund	Neutral Fund
Cost basis of investments for
federal income tax purposes(1)	$130,236,189	$43,887,217	$86,389,263
Gross tax unrealized appreciation	$37,523,719	$10,964,312	$13,246,759
Gross tax unrealized depreciation	(1,718,111)	(838,328)	(4,623,791)
Net tax unrealized appreciation	35,805,608	10,125,984	8,622,968
Undistributed ordinary income	82,703	—	—
Undistributed long-term capital gain	4,323,976	249,106	—
Total distributable earnings	4,406,679	249,106	—
Other accumulated losses	(24,946)	(377,677)	(5,432,088)
Total accumulated gains	$40,187,341	$9,997,413	$3,190,880

(1) Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, transfers in-kind, and unsettled short losses for the Funds.

At November 30, 2018, the Convergence Market Neutral Fund had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Convergence Market Neutral Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2018.

Short-Term
Convergence Market Neutral Fund	$4,225,804

At November 30, 2018 the following Funds deferred, on a tax basis, late year losses of:

Convergence Opportunities Fund	$308,772
Convergence Market Neutral Fund	$73,190

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses and equalization by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share.  For the year ended November 30, 2018, the following table shows the reclassifications made:

	Convergence	Convergence	Convergence
	Long/Short	Opportunities	Market
	Equity Fund	Fund	Neutral Fund
Paid-in capital	$1,442,237	$1,963,211	$89,706
Total distributable earnings	$(1,442,237)	$(1,963,211)	$(89,706)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Long/Short Equity Fund
Institutional Class	November 1, 2020	1.50%

Convergence Opportunities Fund
Institutional Class	November 1, 2020	1.50%

Convergence Market Neutral Fund
Institutional Class	November 1, 2020	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

reimbursement. During the period ended May 31, 2019, expenses of $67,218 previously waived by the Adviser were recouped by the Adviser for the Market Neutral Fund.  As of the date of this report, there were no prior waivers or reimbursements subject to recoupment from the Convergence Long/Short Equity Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal period ending:

	Convergence	Convergence
	Opportunities Fund	Market Neutral Fund
November 30, 2019	$—	$8,095
November 30, 2020	—	85,383
November 30, 2021	9,161	—
May 31, 2022	20,865	—

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended May 31, 2019, and owed as of May 31, 2019 are as follows:

	Incurred	Owed

Convergence Long/Short Equity Fund	$61,297	$19,166
Convergence Opportunities Fund	$16,875	$9,826
Convergence Market Neutral Fund	$46,401	$14,425

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the period ended May 31, 2019, and owed as of May 31, 2019 are as follows:

Fund Accounting	Incurred	Owed
Convergence Long/Short Equity Fund	$4,999	$1,731
Convergence Opportunities Fund	$4,817	$1,703
Convergence Market Neutral Fund	$5,005	$1,666

Transfer Agency	Incurred	Owed
Convergence Long/Short Equity Fund	$22,662	$7,160
Convergence Opportunities Fund	$10,875	$4,347
Convergence Market Neutral Fund	$14,990	$3,588

Custody	Incurred	Owed
Convergence Long/Short Equity Fund	$9,755	$3,383
Convergence Opportunities Fund	$6,470	$1,886
Convergence Market Neutral Fund	$8,702	$2,245

The Funds each have a line of credit with US Bank (see Note 9).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

The Funds have entered into a securities lending agreement with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and US Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2019, and owed as of May 31, 2019, are as follows:

	Incurred	Owed
Convergence Long/Short Equity Fund	$5,909	$2,049
Convergence Opportunities Fund	$5,909	$2,054
Convergence Market Neutral Fund	$5,909	$2,054

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Convergence Long/Short Equity Fund – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares sold	307,209	425,449
Shares reinvested	195,029	652,095
Shares redeemed	(881,512)	(1,499,644)
Net decrease	(379,274)	(422,100)

Convergence Opportunities Fund – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares sold	37,540	106,952
Shares reinvested	19,924	554,269
Shares redeemed	(1,527,767)	(2,664,958)
Net decrease	(1,470,303)	(2,003,737)

Convergence Market Neutral Fund – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares sold	1,888,864	5,553,532
Shares reinvested	936	—
Shares redeemed	(3,197,524)	(473,346)
Net increase (decrease)	(1,307,724)	5,080,186

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short, for the Funds for the period ended May 31, 2019 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence	Convergence	Convergence
	Long/Short Equity Fund	Opportunities Fund	Market Neutral Fund
Purchases	$161,765,254	$48,501,568	$109,937,081
Sales	$183,441,309	$71,936,013	$130,662,143

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2019, National Financial Services, LLC, for the benefit of others, held the following percentage of each Fund’s outstanding shares:

Convergence	Convergence	Convergence
Long/Short Equity Fund	Opportunities Fund	Market Neutral Fund
54.68%	86.38%	65.80%

(9)	Line of Credit

The Convergence Long/Short Equity Fund, Convergence Opportunities Fund, and Convergence Market Neutral Fund each have a line of credit in the amount of the lessor of $13,000,000, $5,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Long/Short Equity Fund, Convergence Opportunities Fund, and Convergence Market Neutral Fund, which all mature on August 9, 2019. These unsecured lines of credit are intended to provide short-term financing, if necessary and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 5.25% from December 1, 2018 through December 19, 2018 and 5.50% thereafter.  There were no outstanding balances on the lines of credit for the Funds as of May 31, 2019.  The following table provides information regarding usage of the lines of credit for the period ended May 31, 2019.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Long/Short Equity Fund	10	$601,100	$918	$2,190,000	12/24/2018
Convergence
Opportunities Fund	21	$61,571	$196	$270,000	12/26/2018
Convergence
Market Neutral Fund	19	$268,316	$779	$512,000	2/28/2019

* Interest expense is included within other expenses on the Statements of Operations.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

(10)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, US Bank, a Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of May 31, 2019, the Funds did not have any securities out on loan.

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(11)	Recent Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the period ended May 31, 2019.

(12)	Subsequent Event

On February 22, 2019, the Board of Trustees of the Trust, based upon the recommendation of the Adviser, approved a change to the name of the Convergence Core Plus Fund to the Convergence Long/Short Equity Fund, which became effective on June 18, 2019.  Also effective June 18, 2019, and in connection with the name change, the Fund incorporated into its principal investment strategies a policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions in equity securities of domestic companies. The addition of this investment policy did not affect the management of the Fund’s portfolio, and there were no changes to the Fund’s investment objective.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2018, the Convergence Long/Short Equity Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund designated 27.17%, 11.17% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2018, 27.18%, 11.49% and 0.00% of dividends paid from net ordinary income for the Convergence Long/Short Equity Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

For the fiscal year ended November 30, 2018, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Convergence Long/Short Equity Fund	97.78%
Convergence Opportunities Fund	100.00%
Convergence Market Neutral Fund	0.00%

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		(June 2019–	(an open-end
				present), Professor,	investment
				Department	company with
				of Accounting,	two
				(2004–May 2019),	portfolios).
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	28	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two
portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	28	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company)
				Officer (“CCO”),	(2010–2016);
				Granite Capital	Independent
				International Group,	Manager,
				L.P. (an investment	Ramius IDF
				management firm)	fund complex
				(1994–2011).	(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	28	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President	(2003–2017);
				(1994–2017), U.S.	Trustee, USA
				Bancorp Fund	MUTUALS
				Services, LLC.	(an open-end
investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp Fund
Year of Birth: 1985	Vice	2017		Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland
Group, Inc. (May
2016–November
2016); Vice
President, CCO and
Senior Legal Counsel
(May 2016–November
2016), Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance Counsel
(2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp
Milwaukee, WI 53202		May 29, 2015		Fund Services,
Year of Birth: 1981				LLC (2012–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Funds’ Forms N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
3801 PGA Boulevard
Suite 1001
Palm Beach Gardens, Florida 33410

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

MN-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    July 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    July 31, 2019

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    July 31, 2019

* Print the name and title of each signing officer under his or her signature.